UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06520

MANAGERS TRUST I

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: October 31st

Date of reporting period: JANUARY 31, 2012	(1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Managers AMG FQ Tax-Managed U.S. Equity Fund

Schedule of Portfolio Investments

January 31, 2012 (unaudited)

Security Description	Shares		Value
Common Stocks - 102.0%
Consumer Discretionary - 14.0%
Apollo Group, Inc., Class A*	5,400		$283,014
Bed Bath & Beyond, Inc.*	6,400		388,480
Capella Education Co.*	1,200		50,796
Coinstar, Inc.*	4,600	[2]	228,758
Dillard’s, Inc., Class A	15,000		663,750
DIRECTV, Class A*	19,200		864,192
Discovery Communications, Inc., Class A*	8,800		377,344
DISH Network Corp., Class A	9,400		262,448
Ford Motor Co.*	35,400		439,668
ITT Educational Services, Inc.*	3,600	[2]	237,132
Knology, Inc.*	25,800		388,806
Libbey, Inc.*	3,800		57,228
Liberty Global, Inc., Class A*	18,400		844,192
Nike, Inc.	2,200		228,778
Penske Automotive Group, Inc.	3,000		67,140
Scripps Networks Interactive, Inc., Class A	2,200		95,392
Sonic Automotive, Inc.	4,200		65,478
Target Corp.	2,000		101,620
TRW Automotive Holdings Corp.*	4,800		180,096
Total Consumer Discretionary			5,824,312
Consumer Staples - 9.2%
Andersons, Inc., The	4,800		194,640
Coca-Cola Co., The	1,000		67,530
Constellation Brands, Inc.*	15,800		330,220
CVS Caremark Corp.	4,800		200,400
Kroger Co., The	14,600		346,896
Pantry, Inc., The*	6,800		81,872
Philip Morris International, Inc.	12,000		897,240
Procter & Gamble Co., The	3,400		214,336
Smithfield Foods, Inc.*	10,600		236,698
Spartan Stores, Inc.	7,400		138,676
Susser Holdings Corp.*	8,000		190,800
Tyson Foods, Inc., Class A	10,200		190,128
Wal-Mart Stores, Inc.	7,400		454,064
Whole Foods Market, Inc.	3,600		266,508
Total Consumer Staples			3,810,008
Energy - 10.8%
Apache Corp.	4,800		474,624
Chevron Corp.	13,400		1,381,272
ConocoPhillips Co.	11,000		750,310

Managers AMG FQ Tax-Managed U.S. Equity Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Energy - 10.8% (continued)
Exxon Mobil Corp.	14,400	$1,205,856
Hess Corp.	400	22,520
Marathon Petroleum Corp.	4,700	179,634
Occidental Petroleum Corp.	4,000	399,080
Tesoro Corp.*	2,400	60,072
Total Energy		4,473,368
Financials - 12.2%
American Financial Group, Inc.	6,400	234,688
American Safety Insurance Holdings, Ltd.*	8,000	174,000
American Tower Corp.*	800	50,808
Arch Capital Group, Ltd.*	13,200	475,860
BBCN Bancorp, Inc.*	26,000	263,120
Berkshire Hathaway, Inc., Class A*	1	117,925
Berkshire Hathaway, Inc., Class B*	10,287	806,192
Capital One Financial Corp.	2,000	91,500
Chubb Corp., The	2,200	148,302
Citigroup, Inc.	3,600	110,592
Discover Financial Services	2,000	54,360
FBL Financial Group, Inc., Class A	6,800	236,232
First Cash Financial Services, Inc.*	4,000	161,000
First Citizens BancShares, Inc., Class A	1,000	176,420
Franklin Resources, Inc.	600	63,660
Invesco Mortgage Capital, Inc.	1,600	25,088
JPMorgan Chase & Co.	10,400	387,920
KeyCorp	25,800	200,466
Pacific Capital Bancorp	1,800	50,220
PNC Financial Services Group, Inc., The	8,400	494,928
SunTrust Banks, Inc.	15,800	325,006
World Acceptance Corp.*	6,800	433,296
Total Financials		5,081,583
Health Care - 12.6%
AmerisourceBergen Corp.	8,600	335,142
Atrion Corp.	200	48,878
Biogen Idec, Inc.*	5,400	636,768
Express Scripts, Inc.*	9,000	460,440
Gilead Sciences, Inc.*	7,200	351,648
HealthSouth Corp.*	7,000	135,030
Humana, Inc.	7,800	694,356
Johnson & Johnson	3,200	210,912
McKesson Corp.	5,000	408,600
Medicis Pharmaceutical Corp., Class A	6,400	211,776
Par Pharmaceutical Co., Inc.*	5,000	180,550

Managers AMG FQ Tax-Managed U.S. Equity Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Health Care - 12.6% (continued)
Pfizer, Inc.	5,200	$111,280
PSS World Medical, Inc.*	4,400	106,788
UnitedHealth Group, Inc.	13,800	714,702
Varian Medical Systems, Inc.*	3,000	197,610
Warner Chilcott, Ltd., Class A*	18,200	307,034
WellPoint, Inc.	1,600	102,912
Total Health Care		5,214,426
Industrials - 7.8%
Alaska Airgroup, Inc.*	6,200	472,006
AMERCO*	2,200	212,784
Cummins, Inc.	3,800	395,200
DXP Enterprises, Inc.*	5,400	182,142
FedEx Corp.	2,600	237,874
General Electric Co.	7,600	142,196
Kadant, Inc.*	5,800	140,708
Parker Hannifin Corp.	600	48,408
Sauer-Danfoss, Inc.*	8,600	433,440
TriMas Corp.*	13,800	299,046
Union Pacific Corp.	3,800	434,378
United Technologies Corp.	3,000	235,050
Total Industrials		3,233,232
Information Technology - 26.7%
Apple, Inc.*	3,800	1,734,625
Avnet, Inc.*	9,000	313,830
Dell, Inc.*	24,800	427,304
Dolby Laboratories, Inc., Class A*	10,600	385,522
EMC Corp.*	19,000	489,440
FEI Co.*	7,200	317,232
Global Payments, Inc.	7,400	370,148
Google, Inc.*	1,200	696,132
Insight Enterprises, Inc.*	10,800	199,368
Intel Corp.	28,600	755,612
International Business Machines Corp.	7,800	1,502,280
MasterCard, Inc., Class A	1,600	568,912
Microsoft Corp.	15,200	448,856
NCI, Inc., Class A*	3,800	27,816
NeuStar, Inc., Class A*	12,800	467,328
Newport Corp.*	18,800	347,236
Oracle Corp.	19,600	552,720
PC Connection, Inc.	5,200	62,400
Rudolph Technologies, Inc.*	17,200	175,956
SAIC, Inc.*	7,800	100,308

Managers AMG FQ Tax-Managed U.S. Equity Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Information Technology - 26.7% (continued)
TIBCO Software, Inc.*	18,200	$474,474
Visa, Inc., Class A	5,800	583,712
Vishay Intertechnology, Inc.*	7,400	90,872
Total Information Technology		11,092,083
Materials - 4.2%
CF Industries Holdings, Inc.	2,400	425,712
Domtar Corp.	5,000	431,900
Freeport McMoRan Copper & Gold, Inc., Class B	13,000	600,730
Graphic Packaging Holding Co.*	19,200	96,192
KapStone Paper and Packaging Corp.*	11,400	199,044
Total Materials		1,753,578
Telecommunication Services - 1.5%
AT&T, Inc.	6,800	199,988
Telephone and Data Systems, Inc.	4,348	114,352
U.S. Cellular Corp.*	7,000	321,090
Total Telecommunication Services		635,430
Utilities - 3.0%
AES Corp., The*	27,000	344,520
El Paso Electric Co.	16,600	577,680
NRG Energy, Inc.*	6,000	101,280
Public Service Enterprise Group, Inc.	7,200	218,448
Total Utilities		1,241,928
Total Common Stocks (cost $32,379,951)		42,359,948
Other Investment Companies - 1.4%[1]
BNY Mellon Overnight Government Fund, 0.21%[3]	443,736	443,736
Dreyfus Cash Management Fund, Institutional Class Shares, 0.10%	142,649	142,649
Total Other Investment Companies (cost $586,385)		586,385
Total Investments - 103.4% (cost $32,966,336)		42,946,333
Other Assets, less Liabilities - (3.4)%		(1,437,486)
Net Assets - 100.0%		$41,508,847

Managers AMG FQ U.S. Equity Fund

Schedule of Portfolio Investments

January 31, 2012 (unaudited)

Security Description	Shares		Value
Common Stocks - 101.2%
Consumer Discretionary - 13.7%
Ameristar Casinos, Inc.	15,400		$301,224
Best Buy Co., Inc.	26,000		622,700
CBS Corp., Class B	7,900		224,992
Coinstar, Inc.*	3,900	[2]	193,947
DISH Network Corp., Class A	18,200		508,144
Expedia, Inc.	9,100		294,567
Foot Locker, Inc.	900		23,616
Genuine Parts Co.	6,800		433,704
Hillenbrand, Inc.	14,800		347,060
Home Depot, Inc., The	9,600		426,144
Las Vegas Sands Corp.*	700		34,377
Lithia Motors, Inc., Class A	9,300		206,553
McDonald’s Corp.	800		79,240
National CineMedia, Inc.	22,400		305,088
News Corp., Inc., Class A	24,700		465,101
Nike, Inc.	1,000		103,990
Penske Automotive Group, Inc.	9,600		214,848
PetMed Express, Inc.	10,200		127,194
RadioShack Corp.	51,600		370,488
Regal Entertainment Group	14,200	[2]	176,790
Rent-A-Center, Inc.	1,800		60,876
Royal Caribbean Cruises, Ltd.	4,700		127,746
Sally Beauty Holdings, Inc.*	3,500		72,170
Sinclair Broadcast Group, Inc.	28,900		354,892
Standard Motor Products, Inc.	1,600		33,104
Wyndham Worldwide Corp.	4,300		170,968
Wynn Resorts, Ltd.	800		92,184
Total Consumer Discretionary			6,371,707
Consumer Staples - 9.2%
Altria Group, Inc.	9,400		266,960
Andersons, Inc., The	4,900		198,695
Church & Dwight Co., Inc.	3,600		163,332
Colgate-Palmolive Co.	200		18,144
Constellation Brands, Inc.*	27,900		583,110
Costco Wholesale Corp.	1,000		82,270
Energizer Holdings, Inc.*	400		30,848
Kroger Co., The	26,800		636,768
Lorillard, Inc.	3,200		343,648
Philip Morris International, Inc.	14,300		1,069,211

Managers AMG FQ U.S. Equity Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares		Value
Consumer Staples - 9.2% (continued)
Procter & Gamble Co., The	6,900		$434,976
Susser Holdings Corp.*	900		21,465
Walgreen Co.	8,800		293,568
Wal-Mart Stores, Inc.	2,400		147,264
Total Consumer Staples			4,290,259
Energy - 10.6%
Chevron Corp.	12,000		1,236,960
ConocoPhillips Co.	10,400		709,384
Exxon Mobil Corp.	19,200		1,607,808
Halliburton Co.	800		29,424
Helix Energy Solutions Group, Inc.*	6,000		98,700
Helmerich & Payne, Inc.	2,700		166,617
Occidental Petroleum Corp.	5,100		508,827
Parker Drilling, Co.*	9,200		59,800
RPC, Inc.	8,600	[2]	131,150
Valero Energy Corp.	16,600		398,234
Total Energy			4,946,904
Financials - 14.1%
Aflac, Inc.	15,000		723,450
American Express Co.	10,400		521,456
Annaly Capital Management, Inc.	25,200		424,368
Bank of America Corp.	33,600		239,568
Citigroup, Inc.	9,600		294,912
Discover Financial Services	25,400		690,372
Dynex Capital, Inc.	21,000		194,460
Goldman Sachs Group, Inc.	1,800		200,646
Hospitality Properties Trust	7,600		184,148
JPMorgan Chase & Co.	13,000		484,900
KeyCorp	50,200		390,054
Metlife, Inc.	800		28,264
MFA Financial, Inc.	14,300		104,962
Moody’s Corp.	5,900		219,657
Morgan Stanley	5,200		96,980
Newcastle Investment Corp.	19,200		102,912
Ocwen Financial Corp.*	1,600		23,024
Prudential Financial, Inc.	600		34,344
Rayonier, Inc.	5,300		242,369
Republic Bancorp, Inc., Class A	5,200		132,132
Simon Property Group, Inc.	200		27,172
Torchmark Corp.	1,700		77,639
Two Harbors Investment Corp.	61,400		609,702

Managers AMG FQ U.S. Equity Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares		Value
Financials - 14.1% (continued)
Washington Federal, Inc.	2,400		$37,824
Wells Fargo & Co.	15,900		464,439
Total Financials			6,549,754
Health Care - 11.8%
Aetna, Inc.	2,000		87,400
Analogic Corp.	1,400		79,422
Assisted Living Concepts, Inc.	1,500		23,520
Bristol-Myers Squibb Co.	20,700		667,368
Eli Lilly and Co.	18,600		739,164
Greatbatch, Inc.*	1,400		32,788
Humana, Inc.	4,700		418,394
McKesson Corp.	1,800		147,096
Medtronic, Inc.	7,600		293,132
National HealthCare Corp.	500		22,165
PDL BioPharma, Inc.	81,300		519,507
Pfizer, Inc.	54,800		1,172,720
Skilled Healthcare Group, Inc.*	12,000		73,680
UnitedHealth Group, Inc.	10,600		548,974
WellPoint, Inc.	10,100		649,632
Total Health Care			5,474,962
Industrials - 9.1%
Alaska Airgroup, Inc.*	3,400		258,842
AMERCO*	4,100		396,552
Applied Industrial Technologies, Inc.	6,700		258,486
Cummins, Inc.	4,200		436,800
General Electric Co.	14,400		269,424
Norfolk Southern Corp.	2,800		202,160
Pitney Bowes, Inc.	27,800	[2]	527,366
Sauer-Danfoss, Inc.*	9,900		498,960
Union Pacific Corp.	7,200		823,032
United Parcel Service, Inc., Class B	1,000		75,650
United Rentals, Inc.*	1,200	[2]	45,888
United Technologies Corp.	5,600		438,760
Total Industrials			4,231,920
Information Technology - 20.2%
Apple, Inc.*	2,952		1,347,528
Applied Materials, Inc.	27,200		334,016
Comtech Telecommunications Corp.	10,700		330,202
Dell, Inc.*	21,000		361,830
Dolby Laboratories, Inc., Class A*	10,400		378,248
Google, Inc.*	1,148		665,966
GSI Group, Inc.*	2,250		25,988

Managers AMG FQ U.S. Equity Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Information Technology - 20.2% (continued)
Hewlett-Packard Co.	1,000	$27,980
Intel Corp.	41,000	1,083,220
International Business Machines Corp.	5,500	1,059,300
Jabil Circuit, Inc.	3,700	83,842
KLA-Tencor Corp.	7,800	398,814
Kulicke & Soffa Industries, Inc.*	2,800	30,268
MasterCard, Inc., Class A	1,200	426,684
Microsoft Corp.	40,000	1,181,200
MTS Systems Corp.	3,400	156,026
Newport Corp.*	1,700	31,399
Oracle Corp.	12,600	355,320
QUALCOMM, Inc.	3,700	217,634
Sanmina-SCI Corp.*	17,500	192,150
Visa, Inc., Class A	5,200	523,328
Western Union Co., The	8,200	156,620
Xyratex, Ltd.	3,300	52,404
Total Information Technology		9,419,967
Materials - 5.1%
CF Industries Holdings, Inc.	3,800	674,044
Domtar Corp.	400	34,552
Eastman Chemical Co.	700	35,224
Freeport McMoRan Copper & Gold, Inc., Class B	9,200	425,132
International Paper Co.	22,200	691,308
Kronos Worldwide, Inc.	10,200	234,804
Southern Copper Corp.	8,700	301,803
Total Materials		2,396,867
Telecommunication Services - 3.3%
AT&T, Inc.	31,400	923,474
Verizon Communications, Inc.	16,200	610,092
Total Telecommunication Services		1,533,566

Managers AMG FQ U.S. Equity Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Utilities - 4.2%
Ameren Corp.	21,200	$670,768
American Electric Power Co., Inc.	9,000	356,040
Pinnacle West Capital Corp.	12,300	581,298
Public Service Enterprise Group, Inc.	11,400	345,876
Total Utilities		1,953,982
Total Common Stocks (cost $43,443,537)		47,169,888

	Number of contracts
Purchased Options - 0.0%#
S&P 500 Put, 1100 Strike Price, Expiration 02/18/12 (cost $81,225)	150	6,000

	Shares
Other Investment Companies - 2.9%[1]
BNY Mellon Overnight Government Fund, 0.21%[3]	875,138	875,138
Dreyfus Cash Management Fund, Institutional Class Shares, 0.10%	452,198	452,198
Total Other Investment Companies (cost $1,327,336)		1,327,336
Total Investments - 104.1% (cost $44,852,098)		48,503,224
Other Assets, less Liabilities - (4.1)%		(1,962,544)
Net Assets - 100.0%		$46,540,680

Managers AMG FQ Global Alternatives Fund

Statement of Net Assets

January 31, 2012 (unaudited)

	Principal Amount	Value
Assets:
Investments in Securities - 100.9%
U.S. Government Obligations - 11.9%
U.S. Treasury Bills, 0.038%, 03/08/12 [4,5]	$28,625,000	$28,623,855
U.S. Treasury Bills, 0.043%, 02/16/12 [4,5]	1,000,000	999,981
U.S. Treasury Bills, 0.043%, 03/22/12 [4,5]	18,480,000	18,478,780

Total U.S. Government Obligations (cost $48,102,901)		48,102,616

	Shares
Exchange Traded Fund - 22.9%
S&P 500 SPDR Trust Series I (cost $78,488,313)	709,527	93,097,038
Other Investment Companies - 66.1%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.10%[7]	92,304,320	92,304,320
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.20%	175,552,656	175,552,656

Total Other Investment Companies (cost $267,856,976)		267,856,976
Total Investments in Securities (cost $394,448,190)		409,056,630
Receivable for investments sold		1,500,876
Unrealized appreciation on forward foreign currency contracts		16,161,698
Receivable for Fund shares sold		3,032,773
Receivable for variation margin on futures contracts		4,374,559
Receivable from affiliate		263,275
Interest and other receivables		10,988
Prepaid expenses		58,906
Total assets		434,459,705
Liabilities:
Payable for broker collateral on forward currency contracts		1,800,000
Payable for Fund shares repurchased		3,356,543
Payable for investments purchased		1,500,461
Unrealized depreciation on forward foreign currency contracts		18,717,820
Payable for variation margin on futures contracts		2,539,217
Accrued expenses:
Investment management and advisory fees		585,078
Administrative fees		87,353
Distribution fees Class A		67,868
Distribution fees Class C		20,413
Other		343,995
Total liabilities		29,018,748
Net Assets		$405,440,957

Managers AMG FQ Global Alternatives Fund

Notes to Statement of Net Assets (continued)

Value
Net Assets Represent:
Paid-in capital	$397,520,443
Undistributed net investment loss	(11,332,226)
Accumulated net realized gain from investments, futures and foreign currency transactions	5,744,696
Net unrealized appreciation of investments, futures and foreign currency translations	13,508,044
Net Assets	$405,440,957
Class A Shares:
Net Assets	$313,326,755
Shares outstanding	34,949,747
Net asset value and redemption price per share	$8.97
Offering price per share based on a maximum sales charge of 5.75% (Net asset value per share/(100% - maximum sales charge))	$9.52
Class C Shares:
Net Assets	$23,513,284
Shares outstanding	2,709,056
Net asset value and redemption price per share	$8.68
Service Shares:
Net Assets	$41,946,956
Shares outstanding	4,647,058
Net asset value and redemption price per share	$9.03
Institutional Shares:
Net Assets	$26,653,962
Shares outstanding	2,946,196
Net asset value and redemption price per share	$9.05

Managers AMG FQ Global Essentials Fund

Statement of Net Assets

January 31, 2012 (unaudited)

	Principal Amount	Value
Assets:
Investments in Securities - 109.4%
U.S. Government Obligations - 8.0%
U.S. Treasury Bills, 0.038%, 03/08/124, [5] (cost $8,999,505)	$9,000,000	$8,999,658

	Shares
Exchange Traded Funds - 31.4%
iShares Barclays TIPS Bond	183,265	21,874,510
iShares IBOXX High Yield Corporate Bond	33,373	3,028,266
Jefferies TR/J CRB Global Commodity Equity Index[2]	22,409	1,039,488
Market Vectors, Hard Assets Producers	28,712	1,049,711
PWRSHS DB Agriculture Double Long	23,064	246,785
SPDR DB International Government Inflation-Protected Bond[2]	84,420	5,012,860
Vanguard REIT[2]	49,792	3,071,171

Total Exchange Traded Funds (cost $33,490,718)		35,322,791
Exchange Traded Notes - 10.4%
Barclays Capital, Inc., iPath Dow Jones-UBS Copper Total Return Sub-Index, 10/22/37	37,449	1,829,009
Barclays Capital, Inc., iPath Dow Jones-UBS Grains Total Return Sub-Index, 10/22/37	23,860	1,072,746
Barclays Capital, Inc., iPath S&P GSCI Crude Oil Total Return Index, 08/07/36	39,286	979,793
Deutsche Bank AG, PowerShares DB Gold Double Long, 02/15/38	54,797	3,192,473
Swedish Export Credit Corp., ELEMENTS Linked to the Rogers International Commodity Index - Total Return, 10/24/22	525,413	4,618,380

Total Exchange Traded Notes (cost $11,936,509)		11,692,401
Other Investment Companies - 52.3%[1]
BNY Mellon Overnight Government Fund, 0.21%[3]	6,357,750	6,357,750
Dreyfus Cash Management Fund, Institutional Class Shares, 0.10%	25,077,974	25,077,974
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.20%	27,488,766	27,488,766

Total Other Investment Companies (cost $58,924,491)		58,924,490
Total Investments in Securities - 102.1% (cost $113,351,223)		114,939,340
Receivable for investments sold		532,051
Receivable for Fund shares sold		430,480
Receivable from affiliate		3,098
Interest and other receivables		17,910
Receivable for variation margin on futures contracts		262,675
Prepaid expenses		33,456
Total assets		116,219,010

Managers AMG FQ Global Essentials Fund

Notes to Statement of Net Assets (continued)

Value
Liabilities:
Payable upon return of securities loaned	$6,357,750
Payable for Fund shares repurchased	79,849
Payable for investments purchased	2,380,066
Payable for variation margin on futures contracts	24,377
Accrued expenses:
Investment management and advisory fees	50,833
Administrative fees	21,711
Distribution fees Investor Class	2,416
Professional fees	11,502
Custodian fees	9,169
Transfer agent fees	8,588
Other	12,452
Total liabilities	8,958,713
Net Assets	$107,260,297
Net Assets Represent:
Paid-in capital	$126,290,735
Undistributed net investment income	66,116
Accumulated net realized loss from investments, futures and foreign currency transactions	(24,055,616)
Net unrealized appreciation of investments, futures and foreign currency translations	4,959,062
Net Assets	$107,260,297
Investor Shares:
Net Assets	$12,137,590
Shares outstanding	935,605
Net asset value and redemption price per share	$12.97
Service Shares:
Net Assets	$1,761,225
Shares outstanding	135,373
Net asset value and redemption price per share	$13.01
Institutional Shares:
Net Assets	$93,361,482
Shares outstanding	7,167,494
Net asset value and redemption price per share	$13.03

Managers Frontier Small Cap Growth Fund

Schedule of Portfolio Investments

January 31, 2012 (unaudited)

Security Description	Shares		Value
Common Stocks - 97.1%
Consumer Discretionary - 11.1%
Cheesecake Factory, Inc., The*	32,700		$967,266
Chico’s FAS, Inc.	139,200		1,592,448
Hanesbrands, Inc.*	11,400		280,440
Harman International Industries, Inc.	32,100		1,354,620
hhgregg, Inc.*	35,800		364,444
IMAX Corp.*	17,600	[2]	364,496
K12, Inc.*	33,900		759,021
LKQ Corp.*	56,800		1,851,680
Rue21, Inc.*	25,600		619,776
Select Comfort Corp.*	38,400		963,072
Tractor Supply Co.	10,300		831,931
WMS Industries, Inc.*	17,500		383,075
Total Consumer Discretionary			10,332,269
Consumer Staples - 0.3%
Nu Skin Enterprises, Inc., Class A	6,300		314,685
Energy - 9.9%
Abraxas Petroleum Corp.*	74,000		277,500
Carrizo Oil & Gas, Inc.*	72,300		1,756,167
Comstock Resources, Inc.*	55,200		664,608
InterOil Corp.*	11,100	[2]	744,810
KiOR, Inc., Class A*	41,700	[2]	514,161
Magnum Hunter Resources Corp.*	144,000		848,160
Northern Oil & Gas, Inc.*	20,000	[2]	500,000
Oasis Petroleum, Inc.*	11,900		401,506
Rex Energy Corp.*	31,100		294,206
St. Mary Land & Exploration Co.	13,200		958,056
World Fuel Services Corp.	49,000		2,223,620
Total Energy			9,182,794
Financials - 8.1%
Allied World Assurance Co. Holdings, Ltd.	9,700		596,841
Fidelity National Financial, Inc., Class A	14,000		254,660
Green Dot Corp., Class A*	8,200	[2]	232,716
Jefferies Group, Inc.	73,900		1,124,019
Raymond James Financial, Inc.	81,200		2,842,000
W.R. Berkley Corp.	32,800		1,124,056
Waddell & Reed Financial, Inc.	48,400		1,328,580
Total Financials			7,502,872
Health Care - 12.2%
Accretive Health, Inc.*	16,000	[2]	429,280
CONMED Corp.*	40,800		1,199,520

Managers Frontier Small Cap Growth Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares		Value
Health Care - 10.4% (continued)
Cumberland Pharmaceuticals, Inc.*	42,700		$260,043
Dendreon Corp.*	53,900	[2]	731,962
DexCom, Inc.*	60,600		664,782
Fluidigm Corp.*	14,000	[2]	208,180
Health Management Associates, Inc., Class A*	45,400		291,014
HMS Holdings Corp.*	6,200		204,662
Human Genome Sciences, Inc.*	77,200	[2]	759,648
Illumina, Inc.*	12,600	[2]	652,176
Insulet Corp.*	46,600		907,302
MAKO Surgical Corp.*	32,510	[2]	1,163,208
Medidata Solutions, Inc.*	19,700		411,730
Mednax, Inc.*	29,800		2,122,356
Momenta Pharmaceutical, Inc.*	41,300		647,997
United Therapeutics Corp.*	14,800		727,864
Total Health Care			11,381,724
Industrials - 26.6%
A.O. Smith Corp.	21,100		896,328
Advisory Board Co., The*	16,000		1,220,480
Ameresco, Inc., Class A*	23,700	[2]	310,707
Belden CDT, Inc.	42,500		1,666,425
Carlisle Co., Inc.	20,400		973,692
CLARCOR, Inc.	20,500		1,053,905
Comfort Systems USA, Inc.	16,600		198,536
Hub Group, Inc.*	30,000		1,026,900
Insperity, Inc.	26,200		734,124
Kaman Corp., Class A	28,900		900,813
Landstar System, Inc.	32,800		1,677,720
MasTec, Inc.*	113,200		1,844,028
Meritor, Inc.*	95,100		597,228
Mine Safety Appliances Co.	28,600		976,404
Navistar International Corp.*	20,500		887,445
Pall Corp.	10,300		614,704
Quanta Services, Inc.*	44,900		969,840
RPX Corp.*	26,900		455,686
Team, Inc.*	14,300		417,417
Tetra Technologies, Inc.*	30,800		712,404
UTI Worldwide, Inc.	44,400		661,116
WABCO Holdings, Inc.*	33,400		1,731,790
Waste Connections, Inc.	35,700		1,153,467
Watsco, Inc.	27,600		1,903,572
Wesco International, Inc.*	18,800		1,182,144
Total Industrials			24,766,875

Managers Frontier Small Cap Growth Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Information Technology - 26.7%
Acme Packet, Inc.*	10,400	$303,992
Ariba, Inc.*	63,600	1,736,280
Brightpoint, Inc.*	31,400	368,008
comScore, Inc.*	41,984	929,946
Constant Contact, Inc.*	21,200	529,576
Cymer, Inc.*	29,900	1,488,721
Cypress Semiconductor Corp.*	42,500	730,788
Equinix, Inc.*	8,600	1,031,656
Factset Research Systems, Inc.	300	26,496
Fortinet, Inc.*	13,800	314,778
GT Advanced Technologies, Inc.*	71,500	616,330
Ingram Micro, Inc., Class A*	57,100	1,083,758
Intevac, Inc.*	35,900	299,047
IntraLinks Holdings, Inc.*	77,900	533,615
Jabil Circuit, Inc.	155,800	3,530,427
Microsemi Corp.*	22,100	437,138
Monolithic Power Systems, Inc.*	15,300	250,767
Monster Worldwide*	68,000	489,600
ON Semiconductor Corp.*	330,100	2,871,870
QuinStreet, Inc.*	91,900	884,078
Radware, Ltd.*	16,000	503,680
RF Micro Devices, Inc.*	74,594	372,224
Rogers Corp.*	7,300	280,539
Sanmina-SCI Corp.*	84,500	927,810
Synchronoss Technologies, Inc.*	9,300	310,806
Tech Data Corp.*	8,000	415,360
Tessera Technologies, Inc.*	86,520	1,713,096
VeriFone Holdings, Inc.*	3,600	153,720
Verint Systems, Inc.*	15,200	430,312
Virtusa Corp.*	52,300	836,277
Web.com Group, Inc.*	32,900	421,120
Total Information Technology		24,821,815
Materials - 0.6%
Albemarle Corp.	3,100	199,361
RTI International Metals, Inc.*	13,900	349,863
Total Materials		549,224

Managers Frontier Small Cap Growth Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Telecommunication Services - 1.6%
Cogent Communications Group, Inc.*	52,100	$794,004
Premiere Global Services, Inc.*	74,900	659,120
Total Telecommunication Services		1,453,124
Total Common Stocks (cost $87,702,137)		90,305,382
Other Investment Companies - 10.6%[1]
BNY Mellon Overnight Government Fund, 0.21% [3]	5,689,820	5,689,820
Dreyfus Cash Management Fund, Institutional Class Shares, 0.10%	4,149,020	4,149,020
Total Other Investment Companies (cost $9,838,840)		9,838,840
Total Investments - 107.7% (cost $97,540,977)		100,144,222
Other Assets, less Liabilities - (7.7)%		(7,178,743)
Net Assets - 100.0%		$92,965,479

Managers Micro-Cap Fund

Schedule of Portfolio Investments

January 31, 2012 (unaudited)

Security Description	Shares	Value
Common Stocks - 96.4%
Consumer Discretionary - 15.7%
Amerigon, Inc.*	44,860	$688,601
Arctic Cat, Inc.*	14,475	431,934
Benihana, Inc.*	122,814	1,342,357
Body Central Corp.*	72,652	1,952,886
Books-A-Million, Inc.	21,600	52,488
Bravo Brio Restaurant Group, Inc.*	28,769	553,803
Cache, Inc.*	40,254	262,054
Caribou Coffee Co., Inc.*	51,645	875,899
Carrols Restaurant Group, Inc.*	14,500	163,995
Casual Male Retail Group, Inc.*	337,120	1,065,299
Core-Mark Holding Co., Inc.	4,133	167,841
Delta Apparel, Inc.*	44,700	683,910
Destination Maternity Corp.	14,585	243,424
Einstein Noah Restaurant Group, Inc.	18,000	268,020
Famous Dave’s of America, Inc.*	8,325	86,247
Francesca’s Holding Corp.*	24,216	536,869
Fred’s, Inc.	11,450	168,888
Grand Canyon Education, Inc.*	48,584	815,240
Haverty Furniture Co., Inc.	14,450	180,336
Hibbett Sports, Inc.*	8,724	418,141
Hooker Furniture Corp.	14,285	172,134
iRobot Corp.*	22,202	733,554
Johnson Outdoors, Inc., Class A*	4,925	83,774
Kenneth Cole Productions, Inc.*	28,835	354,382
Leapfrog Enterprises, Inc.*	28,050	162,410
Lifetime Brands, Inc.	6,700	79,395
Lumber Liquidators Holdings, Inc.*	4,800	102,528
Mac-Gray Corp.	20,904	291,402
Maidenform Brands, Inc.*	8,900	178,000
Marcus Corp., The	26,725	323,640
Midas, Inc.*	18,679	158,772
Movado Group, Inc.	13,575	249,916
Multimedia Games, Inc.*	21,350	161,192
Peet’s Coffee & Tea, Inc.*	9,892	601,631
R.G. Barry Corp.	95,186	1,165,077
Red Robin Gourmet Burgers, Inc.*	8,400	257,964
Rocky Brands, Inc.*	8,525	94,628
Rue21, Inc.*	8,603	208,279
Rush Enterprises, Inc., Class A*	27,966	643,498
Saga Communications, Inc.*	2,600	107,250

Managers Micro-Cap Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Consumer Discretionary - 15.7% (continued)
Select Comfort Corp.*	16,725	$419,463
Shuffle Master, Inc.*	28,100	359,680
Sodastream International, Ltd.*	8,700	332,253
Standard Motor Products, Inc.	15,550	321,730
Steinway Musical Instruments, Inc.*	68,349	1,705,308
True Religion Apparel, Inc.*	22,400	811,776
Universal Electronics, Inc.*	75,900	1,404,150
West Marine, Inc.*	15,600	189,072
Zumiez, Inc.*	29,414	840,064
Total Consumer Discretionary		23,471,154
Consumer Staples - 1.6%
Inter Parfums, Inc.	35,216	588,107
Nash Finch Co.	25,600	747,776
Omega Protein Corp.*	21,725	187,052
Pantry, Inc., The*	20,075	241,703
Smart Balance, Inc.*	15,300	81,090
Spartan Stores, Inc.	17,950	336,383
Susser Holdings Corp.*	7,875	187,819
Total Consumer Staples		2,369,930
Energy - 4.3%
Abraxas Petroleum Corp.*	67,482	253,058
GeoResources, Inc.*	46,826	1,433,344
Global Geophysical Services, Inc.*	61,273	552,070
Gulf Island Fabrication, Inc.	11,191	339,647
Gulfport Energy Corp.*	34,900	1,147,163
Kodiak Oil & Gas Corp.*	25,860	234,550
Magnum Hunter Resources Corp.*	93,784	552,388
Mitcham Industries, Inc.*	7,900	173,484
Natural Gas Services Group, Inc.*	12,450	171,686
North American Energy Partners, Inc.*	39,964	254,171
OYO Geospace Corp.*	12,075	1,062,721
Panhandle Oil and Gas, Inc.	4,950	142,263
RigNet, Inc.*	1,300	22,698
TGC Industries, Inc.*	12,000	97,920
Total Energy		6,437,163
Financials - 9.8%
Advance America, Cash Advance Centers, Inc.	28,325	222,918
Altisource Portfolio Solutions S.A.*	6,545	350,092
Amerisafe, Inc.*	41,975	1,031,746
Associated Estates Realty Corp.	9,718	162,388
Asta Funding, Inc.	54,800	409,904
Bank of Marin Bancorp	6,850	265,438

Managers Micro-Cap Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Financials - 9.8% (continued)
Boston Private Financial Holdings, Inc.	34,800	$286,752
Cardinal Financial Corp.	23,850	267,358
CoBiz Financial, Inc.	61,200	365,976
Cogdell Spencer, Inc.	20,500	87,125
Community Trust Bancorp, Inc.	11,361	350,032
Compass Diversified Holdings	86,700	1,215,534
Crawford & Co., Class B	24,300	138,024
CYS Investments, Inc.	8,900	120,150
Eagle Bancorp, Inc.*	5,500	92,345
Encore Capital Group, Inc.*	15,504	364,344
Financial Engines, Inc.*	28,056	671,941
Financial Institutions, Inc.	10,875	185,854
First Merchants Corp.	21,750	214,238
First of Long Island Corp., The	6,325	168,182
First PacTrust Bancorp, Inc.	24,700	299,364
Flushing Financial Corp.	26,050	341,516
German American Bancorp, Inc.	5,050	101,606
Great Southern Bancorp, Inc.	3,500	85,050
Heartland Financial USA, Inc.	5,875	96,938
Home Bancshares, Inc.	6,600	171,996
Independent Bank Corp. (MA)	8,840	245,222
JMP Group, Inc.	12,150	89,667
Kite Realty Group Trust	39,000	195,000
Lakeland Financial Corp.	12,900	326,886
LaSalle Hotel Properties	16,600	449,030
MarketAxess Holdings, Inc.	10,882	337,886
Marlin Business Services Corp.	4,032	57,698
Meadowbrook Insurance Group, Inc.	30,783	306,907
Mission West Properties, Inc.	10,694	100,310
National Bankshares, Inc.	9,400	268,558
National Interstate Corp.	27,800	725,858
Northrim Bancorp, Inc.	31,625	635,346
OceanFirst Financial Corp., Inc.	12,550	170,052
Ramco-Gershenson Properties Trust	26,050	301,398
S.Y. Bancorp, Inc.	16,790	368,205
SeaBright Insurance Holdings, Inc.	22,200	178,044
Southside Bancshares, Inc.	11,183	239,316
Territorial Bancorp, Inc.	8,225	170,093
United Financial Bancorp, Inc.	10,900	175,926
Urstadt Biddle Properties, Inc., Class A	9,000	176,040
Virginia Commerce Bancorp, Inc.*	11,350	100,561
Walter Investment Management Corp.	8,223	153,935

Managers Micro-Cap Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Financials - 9.8% (continued)
Washington Banking Co.	32,300	$427,652
Washington Trust Bancorp, Inc.	10,375	256,159
West Bancorporation, Inc.	9,625	93,555
Total Financials		14,616,115
Health Care - 11.7%
Abiomed, Inc.*	11,735	217,215
Akorn, Inc.*	140,723	1,612,686
Amarin Corp. PLC, Sponsored ADR*	29,360	239,578
AngioDynamics, Inc.*	16,025	207,684
Assisted Living Concepts, Inc.	21,900	343,392
BioScrip, Inc.*	95,400	516,114
Cantel Medical Corp.	11,575	365,423
Cross Country Healthcare, Inc.*	32,100	198,057
CryoLife, Inc.*	34,000	181,560
Derma Sciences, Inc.*	23,922	188,266
DexCom, Inc.*	38,851	426,195
Endologix, Inc.*	93,995	1,220,055
Ensign Group, Inc., The	6,875	182,256
Epocrates, Inc.*	22,279	215,884
Exactech, Inc.*	37,500	620,250
Fluidigm Corp.*	35,123	522,279
Genomic Health, Inc.*	19,938	553,280
HealthStream, Inc.*	47,727	886,768
Insulet Corp.*	35,689	694,865
Kensey Nash Corp.*	28,100	652,201
LHC Group, Inc.*	4,600	68,172
MEDTOX Scientific, Inc.*	5,575	94,775
Merge Healthcare, Inc.*	45,077	247,022
Meridian Bioscience, Inc.	18,700	326,128
Merit Medical Systems, Inc.*	18,632	262,898
Metro Health Networks, Inc.*	32,850	263,457
MModal, Inc.*	27,700	289,742
MWI Veterinary Supply, Inc.*	4,217	331,077
NxStage Medical, Inc.*	40,010	717,779
Optimer Pharmaceuticals, Inc.*	40,100	520,097
OraSure Technologies, Inc.*	95,134	1,058,841
Sagent Pharmaceuticals, Inc.*	23,135	513,828
Staar Surgical Co.*	48,300	525,987
Symmetry Medical, Inc.*	31,775	238,630
Synergetics USA, Inc.*	24,450	159,170
Transcend Services, Inc.*	16,994	421,791

Managers Micro-Cap Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Health Care - 11.7% (continued)
U.S. Physical Therapy, Inc.	52,976	$1,080,710
Young Innovations, Inc.	5,847	178,567
Zeltiq Aesthetics, Inc.*	9,500	114,000
Total Health Care		17,456,679
Industrials - 18.9%
Acacia Research Corp.*	44,200	1,819,272
Acco Brands Corp.*	94,400	1,002,528
Air Transport Services Group, Inc.*	105,400	633,454
Alamo Group, Inc.	5,959	173,407
Allied Defense Group, Inc., The*	38,600	121,590
American Ecology Corp.	18,071	338,289
Apogee Enterprises, Inc.	12,920	177,650
Astronics Corp.*	21,318	710,103
AZZ, Inc.	31,000	1,521,790
CAI International, Inc.*	20,925	364,514
Capstone Turbine Corp.*	370,886	441,354
Cascade Corp.	6,875	390,638
Celadon Group, Inc.	27,082	404,876
Chart Industries, Inc.*	15,800	881,008
Columbus McKinnon Corp.*	106,700	1,701,865
Commercial Vehicle Group, Inc.*	27,757	347,240
CPI Aerostructures, Inc.*	600	8,424
CRA International, Inc.*	24,150	521,882
Ducommun, Inc.	27,600	398,820
Dynamic Materials Corp.	58,207	1,286,375
Electro Rent Corp.	10,425	178,163
Ennis, Inc.	44,350	733,549
Exponent, Inc.*	6,930	338,530
Furmanite Corp.*	67,363	519,369
G&K Services, Inc., Class A	7,350	241,521
Gibraltar Industries, Inc.*	11,275	176,679
GP Strategies Corp.*	13,449	197,700
Graham Corp.	23,222	506,704
Greenbrier Co., Inc.*	40,609	903,550
Heritage-Crystal Clean, Inc.*	20,650	424,977
Hurco Companies, Inc.*	23,521	554,390
Interface, Inc., Class A	59,900	796,071
KEYW Holding Corp., The*	55,300	420,280
LB Foster Co., Class A	23,150	691,028
LMI Aerospace, Inc.*	8,900	176,131
Marten Transport, Ltd.	21,825	476,876
Met-Pro Corp.	24,425	256,218

Managers Micro-Cap Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Industrials - 18.9% (continued)
Michael Baker Corp.*	14,600	$357,554
Miller Industries, Inc.	13,475	219,777
Multi-Color Corp.	6,925	158,652
MYR Group, Inc.*	25,839	516,263
NN, Inc.*	45,050	351,840
Old Dominion Freight Line, Inc.*	7,450	317,519
Orion Marine Group, Inc.*	20,200	146,248
PGT, Inc.*	152,400	204,216
Pike Electric Corp.*	24,400	194,224
RBC Bearings, Inc.*	15,344	694,776
Saia, Inc.*	12,366	186,232
Seacube Container Leasing, Ltd.	10,700	165,208
Standard Parking Corp.*	13,821	244,355
Sun Hydraulics Corp.	42,924	1,205,735
Thermon Group Holdings, Inc.*	50,885	891,505
Titan International, Inc.	18,571	448,304
Universal Truckload Services, Inc.	8,875	157,798
Wabash National Corp.*	26,669	236,554
Westport Innovations, Inc.*	6,493	270,109
Zipcar, Inc.*	22,495	356,771
Total Industrials		28,160,455
Information Technology - 28.7%
Actuate Corp.*	56,038	322,778
Allot Communications, Ltd.*	39,053	615,474
American Software, Inc., Class A	17,950	161,011
Anaren Microwave, Inc.*	16,525	287,865
Angie’s List, Inc.*	25,460	375,789
Archipelago Learning, Ltd.*	18,675	194,032
Aspen Technology, Inc.*	34,100	614,140
BroadSoft, Inc.*	10,291	286,912
Carbonite, Inc.*	34,200	341,315
Ceva, Inc.*	4,561	123,193
Cohu, Inc.	14,925	195,965
Computer Task Group, Inc.*	67,950	980,518
comScore, Inc.*	40,314	892,955
Constant Contact, Inc.*	20,602	514,638
Convio, Inc.*	56,487	899,838
Cornerstone OnDemand, Inc.*	57,366	1,046,356
CTS Corp.	35,500	357,130
Datalink Corp.*	28,300	260,643
Ddi Corp.	9,400	91,274
Digi International, Inc.*	26,083	294,477

Managers Micro-Cap Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Information Technology - 28.7% (continued)
DSP Group, Inc.*	41,400	$237,222
DTS, Inc.*	15,234	431,579
Dynamics Research Corp.*	21,525	242,372
Echo Global Logistics, Inc.*	21,264	356,385
Ellie Mae, Inc.*	100,358	591,109
ExlService Holdings, Inc.*	24,125	582,378
FARO Technologies, Inc.*	39,650	2,152,202
Globecomm Systems, Inc.*	23,500	335,345
Guidewire Software, Inc.*	12,606	227,286
Hackett Group, Inc., The*	21,500	83,312
Imperva, Inc.*	24,093	794,587
InfoSpace, Inc.*	21,375	263,126
Inphi Corp.*	51,257	751,940
Interactive Intelligence Group, Inc.*	38,900	1,004,009
Intermolecular, Inc.*	11,000	92,620
InvenSense, Inc.*	30,115	496,596
IXYS Corp.*	25,312	347,281
Jive Software, Inc.*	700	10,395
Kenexa Corp.*	18,468	443,601
Lionbridge Technologies, Inc.*	112,200	308,550
Liquidity Services, Inc.*	24,620	849,636
LivePerson, Inc.*	92,988	1,115,856
LogMeIn, Inc.*	7,632	303,983
LTX Corp.*	26,200	174,754
MaxLinear, Inc., Class A*	25,774	153,871
Maxwell Technologies, Inc.*	82,315	1,684,165
Methode Electronics, Inc.	33,568	333,330
Mitek Systems, Inc.*	51,300	449,388
Multi-Fineline Electronix, Inc.*	3,075	76,444
NCI, Inc., Class A*	20,175	147,681
NeoPhotonics Corp.*	41,495	228,222
NetQin Mobile, Inc., Sponsored ADR*	94,300	664,815
NIC, Inc.	124,864	1,562,049
OCZ Technology Group, Inc.*	58,675	494,630
Oplink Communications, Inc.*	18,043	337,945
PC Connection, Inc.	14,846	178,152
Procera Networks, Inc.*	22,718	382,344
PROS Holdings, Inc.*	13,326	216,148
Radisys Corp.*	31,625	190,699
RDA Microelectronics, Inc., Sponsored ADR*	67,756	890,991
Responsys, Inc.*	61,065	716,292
Rubicon Technology, Inc.*	29,300	317,319

Managers Micro-Cap Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Information Technology - 28.7% (continued)
ServiceSource International, Inc.*	36,635	$619,864
ShoreTel, Inc.*	57,745	378,230
Sierra Wireless, Inc.*	45,311	327,599
Sourcefire, Inc.*	37,521	1,163,901
SPS Commerce, Inc.*	30,018	757,354
Stamps.com, Inc.*	7,350	227,924
STEC, Inc.*	21,600	204,336
Symmetricom, Inc.*	29,242	182,470
Synchronoss Technologies, Inc.*	9,779	326,814
Tangoe, Inc.*	43,925	636,912
TechTarget, Inc.*	13,600	94,520
TESSCO Technologies, Inc.	56,500	1,006,830
TNS, Inc.*	22,600	416,744
Tyler Technologies, Inc.*	49,300	1,731,909
Velti PLC*	30,933	270,664
Virtusa Corp.*	59,485	951,165
Vishay Precision Group, Inc.*	10,650	167,844
Vocus, Inc.*	48,171	1,106,488
Volterra Semiconductor Corp.*	34,401	1,037,878
Xyratex, Ltd.	70,800	1,124,304
Total Information Technology		42,810,662
Materials - 4.7%
Flotek Industries, Inc.*	55,500	651,570
Koppers Holdings, Inc.	46,370	1,761,596
Landec Corp.*	55,800	336,474
Materion Corp.*	27,614	812,128
Myers Industries, Inc.	32,600	433,906
Omnova Solutions, Inc.*	116,800	579,328
Penford Corp.*	14,100	79,665
Quaker Chemical Corp.	4,150	183,845
Spartech Corp.*	37,350	200,570
UFP Technologies, Inc.*	4,925	75,550
Universal Stainless & Alloy Products, Inc.*	47,350	1,881,216
Total Materials		6,995,848
Telecommunication Services - 0.4%
Premiere Global Services, Inc.*	18,200	160,160
SureWest Communications	26,625	385,530
Total Telecommunication Services		545,690

Managers Micro-Cap Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Utilities - 0.6%
Chesapeake Utilities Corp.	7,575	$325,876
Unitil Corp.	21,000	580,230
Total Utilities		906,106
Total Common Stocks (cost $115,920,202)		143,769,802
Exchange Traded Fund - 0.4%
SPDR KBW Regional Banking (cost $497,901)	23,600	609,116
Other Investment Companies - 2.7% [1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.10% (cost $3,980,900)	3,980,900	3,980,900
Total Investments - 99.5% (cost $120,399,003)		148,359,818
Other Assets, less Liabilities - 0.5%		765,043
Net Assets - 100.0%		$149,124,861

Managers Real Estate Securities Fund

Schedule of Portfolio Investments

January 31, 2012 (unaudited)

Security Description	Shares	Value
REITs - 93.5%
Apartments - 18.2%
American Campus Communities, Inc.	15,810	$676,668
AvalonBay Communities, Inc.	12,710	1,728,687
Camden Property Trust	23,400	1,509,300
Colonial Properties Trust	63,600	1,359,768
Equity Residential	69,850	4,159,567
Essex Property Trust, Inc.	9,570	1,378,080
Home Properties of NY, Inc.	18,170	1,082,569
UDR, Inc.	49,010	1,275,240
Total Apartments		13,169,879
Diversified - 10.5%
American Tower Corp.*	4,190	266,107
Digital Realty Trust, Inc.	24,680	1,748,825
Duke Realty Corp.	75,700	1,013,623
Liberty Property Trust	44,370	1,477,077
Vornado Realty Trust	38,040	3,076,675
Total Diversified		7,582,307
Health Care - 13.7%
HCP, Inc.	56,100	2,357,883
Health Care REIT, Inc.	56,450	3,229,504
Senior Housing Properties Trust	22,400	508,032
Ventas, Inc.	65,720	3,832,133
Total Health Care		9,927,552
Hotels - 5.6%
Host Hotels & Resorts, Inc.	100,100	1,643,642
LaSalle Hotel Properties	29,400	795,270
Pebblebrook Hotel Trust	11,160	247,529
RLJ Lodging Trust	40,840	728,586
Sunstone Hotel Investors, Inc.*	70,980	659,404
Total Hotels		4,074,431
Office Properties - 13.3%
Alexandria Real Estate Equities, Inc.	23,600	1,708,876
Boston Properties, Inc.	24,660	2,565,873
Brandywine Realty Trust	93,510	994,946
CommonWealth REIT	46,210	908,951
Hudson Pacific Properties, Inc.	23,040	354,125
Mack-Cali Realty Corp.	45,520	1,309,155
SL Green Realty Corp.	24,030	1,766,926
Total Office Properties		9,608,852

Managers Real Estate Securities Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Regional Malls - 14.7%
General Growth Properties, Inc.	50,150	$791,367
Macerich Co., The	51,080	2,773,644
Rouse Properties, Inc.*	1,881	23,244
Simon Property Group, Inc.	38,780	5,268,650
Tanger Factory Outlet Centers, Inc.	40,510	1,195,045
Taubman Centers, Inc.	8,790	589,194
Total Regional Malls		10,641,144
Shopping Centers - 6.5%
Acadia Realty Trust	16,630	349,563
DDR Corp.	60,340	836,312
Equity One, Inc.	19,680	370,968
Federal Realty Investment Trust	1,110	104,851
Kimco Realty Corp.	113,860	2,077,945
Regency Centers Corp.	22,290	921,023
Total Shopping Centers		4,660,662
Single Tenant - 1.4%
National Retail Properties, Inc.	37,960	1,025,300
Storage - 4.8%
CubeSmart	33,650	382,937
Public Storage, Inc.	22,280	3,093,801
Total Storage		3,476,738
Warehouse/Industrials - 4.8%
ProLogis, Inc.	108,970	3,455,439
Total REITs (cost $60,144,589)		67,622,304
REOCs - 1.3%
Hotels & Motels - 1.3%
Hyatt Hotels Corp., Class A*	13,750	586,025
Orient-Express Hotels, Ltd.*	41,890	354,389
Total REOCs (cost $793,276)		940,414
Other Investment Companies - 6.1%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.10% (cost $4,408,982)	4,408,982	4,408,982
Total Investments - 100.9% (cost $65,346,847)		72,971,700
Other Assets, less Liabilities - (0.9)%		(643,695)
Net Assets - 100.0%		$72,328,005

Managers California Intermediate Tax-Free Fund

Schedule of Portfolio Investments

January 31, 2012 (unaudited)

Security Description	Principal Amount	Value
Municipal Bonds - 96.8%
Alvord, CA Unified School District General Obligation, Election 2007, Series A, 5.000%, 08/01/23 (AGM Insured)	$285,000	$321,815
Alvord, CA Unified School District General Obligation, Series A, 5.900%, 02/01/17 (National Insured)	110,000	128,358
Alvord, CA Unified School District General Obligation, Series A, 5.900%, 02/01/24 (National Insured)	225,000	274,802
Bakersfield, CA City School District, Series A, 5.250%, 11/01/21 (AGM Insured)	110,000	123,169
Bakersfield, CA Wastewater Revenue, Series A, 5.000%, 09/15/19 (AGM Insured)	175,000	199,857
Bakersfield, CA Wastewater Revenue, Series A, 5.000%, 09/15/22 (AGM Insured)	200,000	223,046
Barstow, CA Unified School District General Obligation, Election 2001, Series B, 5.000%, 08/01/24 (National Insured)	375,000	394,372
Bay Area, CA Toll Authority, Series F, 5.000%, 04/01/17	20,000	23,847
Benicia, CA Unified School District General Obligation, 4.000%, 08/01/19	100,000	113,038
Bonita, CA Unified School District, Election 2004, Series B, 5.000%, 08/01/16 (FGIC Insured)	50,000	57,790
Butte-Glenn Counties, CA Community College District General Obligation, Series B, 5.000%, 08/01/23 (National Insured)	325,000	351,458
California Resource Efficiency Financing Authority, Series A, 5.000%, 07/01/23 (AMBAC Insured)	50,000	51,022
California State Department of Water Resources, Water System Revenue, Series A, 5.000%, 12/01/20	25,000	30,179
California State Public Works Board, Series C, 4.500%, 06/01/17	50,000	58,972
California State Public Works Board, Series B, 5.250%, 03/01/19 (AMBAC Insured)	200,000	200,606
California State Public Works Board, Series A, 6.000%, 04/01/24	500,000	608,945
Carlsbad, CA Unified School District General Obligation, Election 2006, Series A, 5.000%, 08/01/21 (National Insured)	20,000	23,006
Carlsbad, CA Unified School District General Obligation, Series B, 5.250%, 05/01/25	70,000	83,089
Central Marin, CA Sanitation Agency Revenue, 5.000%, 09/01/21 (National Insured)	100,000	111,436
Cerritos, CA Community College General Obligation, Election 2004, Series C, 5.250%, 08/01/25	15,000	17,524
City of El Paso De Robles, CA General Obligation, 5.000%, 08/01/23 (National Insured)	125,000	136,802
City of El Paso De Robles, CA General Obligation, 5.000%, 08/01/25 (National Insured)	250,000	270,455
City of El Paso De Robles, CA General Obligation, 5.000%, 08/01/27 (National Insured)	20,000	21,525
Clovis, CA Unified School District General Obligation, Series B, 5.000%, 08/01/23 (National Insured)	115,000	126,893
Corona-Norca, CA Unified School District, Election 2006, Series A, 5.000%, 08/01/25 (AGM Insured)	50,000	55,138
Covina-Valley, CA Unified School District, Election 2006, Series A, 5.000%, 08/01/21 (National Insured)	410,000	440,561
Desert Sands, CA Unified School District General Obligation, 5.000%, 08/01/16	50,000	58,289
Desert Sands, CA Unified School District, Election 2001, 5.000%, 06/01/22 (AMBAC Insured)	40,000	44,950
Desert Sands, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/26	175,000	199,950
Desert Sands, CA Unified School District General Obligation, 5.000%, 08/01/27	245,000	277,737
Desert Sands, CA Unified School District General Obligation, 5.500%, 08/01/28	25,000	28,935
Eastern, CA Municipal Water District, Water & Sewer Revenue, Series A, 5.000%, 07/01/21 (National Insured)	330,000	365,703
El Monte, CA City School District General Obligation, Series A, 4.250%, 05/01/15 (FGIC Insured)	300,000	330,639
El Monte, CA Union High School District General Obligation, Series C, 5.000%, 06/01/21 (AGM Insured)	40,000	46,223
Fairfield-Suisun, CA Unified School District General Obligation, Election 2002, 5.000%, 08/01/24 (National Insured)	565,000	600,081
Fairfield-Suisun, CA Unified School District General Obligation, 5.000%, 08/01/27 (National Insured)	100,000	103,370

Managers California Intermediate Tax-Free Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Municipal Bonds - 96.8% (continued)
Fairfield-Suisun, CA Unified School District, Election 2002, 5.250%, 08/01/16 (National Insured)	$225,000	$246,802
Fairfield-Suisun, CA Unified School District General Obligation, Election 2002, 5.250%, 08/01/23 (National Insured)	240,000	257,976
Fresno County, CA Central Unified School District General Obligation, 5.000%, 07/01/21 (National Insured)	75,000	81,215
Fresno County, CA Central Unified School District General Obligation, Series A, 5.000%, 08/01/22 (Assured Guaranty)	25,000	29,340
Fresno County, CA Central Unified School District General Obligation, 5.000%, 07/01/23 (National Insured)	25,000	26,832
Fresno County, CA Clovis Unified School District General Obligation, Election 2004, Series B, 5.000%, 08/01/25 (National Insured)	65,000	71,115
Fresno County, CA Unified School District General Obligation, Series C, 5.900%, 08/01/22 (National Insured)	25,000	30,770
Grossmont, CA Union High School District General Obligation, 5.000%, 08/01/23 (National Insured)	85,000	93,595
Grossmont-Cuyamaca, CA Community College District General Obligation, Series C, 5.000%, 08/01/24 (Assured Guaranty)	50,000	57,354
Hemet, CA Unified School District General Obligation, Series A, 5.000%, 08/01/22 (AGM Insured)	125,000	139,252
Imperial, CA Irrigation District Electric System Revenue, Series A, 5.250%, 11/01/24	100,000	115,823
Long Beach, CA Unified School District General Obligation Refunding, Series A, 5.000%, 08/01/25	30,000	36,064
Long Beach, CA Unified School District General Obligation, Series A, 5.500%, 08/01/26	85,000	102,394
Los Angeles County, CA Citrus Community College District General Obligation, Election 2004, Series B, 5.000%, 06/01/22 (National Insured)	20,000	22,575
Los Angeles County, CA Golden West Schools Financing Authority General Obligation, 5.250%, 09/01/24 (FGIC Insured)	365,000	472,288
Los Angeles County, CA Metropolitan Transportation Authority Sales Tax Revenue, Proposition C, Series E, 5.000%, 07/01/25	35,000	41,066
Los Angeles County, CA Sanitation Districts Financing Authority Capital Projects Revenue, 5.000%, 10/01/23 (FGIC Insured)	80,000	89,998
Los Angeles County, CA Public Works Financing Authority Revenue, Series A, 5.250%, 10/01/16 (AGM Insured)	25,000	29,638
Los Angeles, CA Municipal Improvement Lease Revenue, Capital Equipment, Series A, 5.000%, 09/01/16	370,000	421,626
Los Angeles, CA Municipal Improvement Corp. Lease Revenue, Series C, 5.000%, 09/01/18	300,000	349,377
Los Angeles, CA Municipal Improvement Corp. Revenue, Series B1, 5.000%, 08/01/21 (FGIC Insured)	125,000	132,045
Los Angeles, CA Municipal Improvement Corp. Revenue, Series B1, 5.000%, 08/01/23 (FGIC Insured)	50,000	52,324
Los Angeles, CA Municipal Improvement Lease Revenue, Capital Equipment, Series A, 5.000%, 09/01/23	640,000	704,640
Los Angeles, CA Municipal Improvement Corp. Lease Revenue, Series A, 5.000%, 09/01/24	100,000	109,542
Los Angeles, CA Municipal Improvement Corp. Lease Revenue, Police Headquarters Facility, Series A, 5.000%, 01/01/25 (FGIC Insured)	780,000	835,622
Los Angeles, CA Municipal Improvement Revenue, Capital Equipment, Series 2008 A, 5.000%, 09/01/25	50,000	54,432
Los Angeles, CA Municipal Improvement Corp. Lease Revenue, Series B1, 5.000%, 08/01/26 (FGIC Insured)	200,000	207,980
Los Angeles, CA Municipal Improvement Corp. Lease Revenue, Real Property, Series B, 4.750%, 09/01/26	100,000	106,680
Los Angeles, CA Unified School District General Obligation, Election 2004, Series G, 5.000%, 07/01/24 (AMBAC Insured)	35,000	39,066
Los Angeles, CA County Public Works Financing Authority, 5.000%, 10/01/15 (National Insured)	15,000	17,128
Los Angeles, CA Harbor Department Revenue, Series A, 4.000%, 08/01/17	25,000	28,426
Los Angeles, CA Harbor Department Revenue, Series B, 5.000%, 08/01/20 (National Insured)	275,000	307,145

Managers California Intermediate Tax-Free Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Municipal Bonds - 96.8% (continued)
Monrovia, CA Unified School District General Obligation, Election 2006, Series B, 5.250%, 08/01/25 (FSA Insured)	$30,000	$34,392
Montebello, CA Unified School District General Obligation, Election 2004, 4.200%, 08/01/22 (National Insured)	100,000	105,449
Moreland, CA School District General Obligation, Series A, 5.000%, 08/01/15 (AMBAC Insured)	50,000	55,864
Moreno Valley, CA Unified School District General Obligation, 5.000%, 08/01/16 (National Insured)	25,000	27,855
Moreno Valley, CA Unified School District, 5.000%, 08/01/17 (National Insured)	50,000	56,298
Orange County, CA Sanitation District COP, Series A, 5.000%, 02/01/22	135,000	159,957
Peralta, CA Community College District General Obligation, Series A, 5.000%, 08/01/24 (National Insured)	50,000	54,704
Peralta, CA Community College District General Obligation, Election 2006, Series B, 5.250%, 08/01/22 (AGM Insured)	45,000	51,044
Perris, CA Union High School District General Obligation, Election 2004, Series A, 5.000%, 09/01/26 (FGIC Insured)	15,000	15,958
Placentia-Yorba Linda, CA Unified School District General Obligation, Election 2002, Series B, 5.500%, 08/01/27 (FGIC Insured)	65,000	69,982
Port of Oakland, CA Revenue, Series B, 4.000%, 11/01/15 (National Insured)	105,000	112,813
Port of Oakland, CA Revenue, Series C, 5.000%, 11/01/15 (National Insured)	310,000	344,212
Port of Oakland, CA Series B, 5.000%, 11/01/16 (National Insured)	255,000	287,482
Port of Oakland, CA Revenue, Series B, 5.000%, 11/01/17 (National Insured)	10,000	11,427
Port of Oakland, CA Revenue, Series C, 5.000%, 11/01/17 (National Insured)	275,000	314,254
Port of Oakland, CA Series B, 5.000%, 11/01/21 (National Insured)	625,000	684,262
Port of Oakland, CA Revenue, Series B, 5.000%, 11/01/22 (National Insured)	30,000	32,664
Port of Oakland, CA Series B, 5.000%, 11/01/24 (National Insured)	75,000	80,764
Port of Oakland, CA Revenue, Series B, 5.000%, 11/01/26 (National Insured)	275,000	293,920
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A, 4.375%, 08/01/20	685,000	756,630
Puerto Rico Sales Tax Financing Corp. Revenue, Prerefunded, Series 2009 A, 5.000%, 08/01/18	20,000	25,004
Puerto Rico Sales Tax Financing Corp. Revenue, Unrefunded Balance, Series 2009 A, 5.000%, 08/01/18	50,000	57,938
Rescue, CA Union School District General Obligation, 5.000%, 09/01/21 (National Insured)	25,000	30,508
Rescue, CA Union School District General Obligation, 5.000%, 07/01/23 (National Insured)	50,000	61,228
Riverside, CA Community College District, 5.000%, 08/01/24 (AGM Insured)	35,000	38,689
Rosemead, CA School District General Obligation, Election 2000, Series B, 5.125%, 08/01/27 (FGIC Insured)	25,000	25,743
Rosemead, CA School District General Obligation, Election 2000, Series D, 5.250%, 08/01/24 (AGM Insured)	150,000	174,800
Rosemead, CA School District General Obligation, Election 2000, Series D, 5.250%, 08/01/25 (AGM Insured)	55,000	63,211
Rosemead, CA School District General Obligation, Election 2000, Series D, 5.250%, 08/01/26 (AGM Insured)	145,000	165,706
Rosemead, CA School District General Obligation, Election 2000, Series D, 5.500%, 08/01/28 (AGM Insured)	125,000	143,574
Roseville, CA Joint Union High School District General Obligation, Election 2004, Series A, 5.000%, 08/01/26 (FGIC Insured)	120,000	126,080
Sacramento, CA Municipal Utility District Unrefunded Balance Revenue, Series R, 5.000%, 08/15/18 (National Insured)	45,000	47,846
Sacramento, CA Municipal Utility District Electric Revenue, Series K, 5.250%, 07/01/24 (AMBAC Insured)	145,000	175,159

Managers California Intermediate Tax-Free Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Municipal Bonds - 96.8% (continued)
San Bernardino, CA Community College District General Obligation, Series C, 5.000%, 08/01/26 (AGM Insured)	$175,000	$196,497
San Bernardino, CA Community College District, Election 2008, Series A, 6.250%, 08/01/23	620,000	766,115
San Bernardino, CA Community College District General Obligation, Election 2008, Series A, 6.375%, 08/01/26	480,000	588,926
San Diego, CA Public Facilities Financing Authority Water Revenue, Series B, 5.000%, 08/01/20	30,000	36,820
San Diego, CA Public Facilities Financing Authority Sewer Revenue, Series B, 5.000%, 05/15/21	50,000	60,457
San Diego County, CA Southwestern Community College District General Obligation, 5.000%, 08/01/23 (National Insured)	285,000	313,623
San Diego, CA Unified Port District Revenue, Series B, 5.000%, 09/01/23 (National Insured)	325,000	342,322
San Francisco, CA Bay Area Toll Authority Toll Bridge Revenue, Series F, 5.000%, 04/01/22	35,000	40,305
San Francisco, CA City & County Airports Commission Revenue, Second Series, Issue 34F, 5.000%, 05/01/16 (FGIC Insured)	45,000	52,298
San Francisco, CA City & County Airports Commission Revenue, Second Series, Issue 34F, 5.000%, 05/01/16 (Assured Guaranty)	50,000	58,109
San Francisco, CA City & County Airport Commission Revenue, Second Series, Issue 32F, 5.250%, 05/01/17 (FGIC Insured)	465,000	559,651
San Francisco, CA City & County Unified School District General Obligation, Election 2003, Series C, 5.000%, 06/15/22 (National Insured)	55,000	61,499
San Francisco, CA City and County General Obligation, Laguna Honda Hospital, Series R3, 5.000%, 06/15/23	50,000	54,484
San Juan, CA Unified School District General Obligation, Election 2002, Series A, 5.000%, 08/01/16 (National Insured)	150,000	164,511
Santa Ana, CA Unified School District, Election 2008, Series A, 5.250%, 08/01/25	1,300,000	1,469,807
Santa Ana, CA Unified School District General Obligation, Series A, 5.250%, 08/01/26	500,000	562,485
Santa Clara County, CA East Side Union High School District General Obligation, Series A, 4.000%, 09/01/18 (AMBAC Insured)	75,000	80,701
Santa Clara County, CA East Side Union High School District General Obligation, Election 2002, Series H, 5.000%, 08/01/19 (Assured Guaranty)	100,000	115,810
Santa Clara County, CA East Side Union High School District General Obligation, Election 2002, Series D, 5.000%, 08/01/19 (XLCA Insured)	65,000	68,730
Santa Clara County, CA East Side Union High School District General Obligation, Election 2002, Series D, 5.000%, 08/01/19 (XLCA Insured)	265,000	280,208
Santa Clara County, CA East Side Union High School District General Obligation, Series B, 5.100%, 02/01/16 (National Insured)	250,000	279,508
Santa Clara County, CA East Side Union High School District General Obligation, Series B, 5.100%, 02/01/22 (National Insured)	500,000	567,430
Santa Clara County, CA East Side Union High School District General Obligation, Series B, 5.250%, 02/01/24 (National Insured)	40,000	45,628
Santa Clara County, CA Financing Authority Lease Revenue, Series A, 5.000%, 11/15/21	185,000	215,695
Santa Clara County, CA San Jose Unified School District General Obligation, Election 2002, Series C, 5.000%, 08/01/24 (FGIC Insured)	200,000	222,842
Santa Rosa, CA High School District, Election of 2002, 5.000%, 08/01/19 (National Insured)	100,000	103,525
Sierra Sands, CA Unified School District General Obligation, Series A, 5.000%, 11/01/22 (FGIC Insured)	50,000	54,806
Sierra, CA Joint Community College District, School Facilities District No. 1, Election 2004, 5.000%, 08/01/24 (National Insured)	100,000	110,917

Managers California Intermediate Tax-Free Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Municipal Bonds - 96.8% (continued)
Sierra, CA Joint Community College District, School Facilities District No. 1, Election 2004, 5.000%, 08/01/25 (National Insured)	$100,000	$110,008
Solano County, CA Community College District, 4.000%, 08/01/15 (National Insured)	25,000	27,254
Solano County, CA Community College District, 5.000%, 08/01/16 (National Insured)	40,000	45,026
Sonoma County, CA Junior College District General Obligation, Series D, 5.000%, 08/01/16	15,000	17,580
Southern California Public Power Authority Revenue, Southern Transmission Project, Series B, 5.750%, 07/01/24	75,000	90,390
Sweetwater, CA Authority Water Revenue, 5.000%, 04/01/17 (AMBAC Insured)	50,000	55,644
Tahoe-Truckee, CA Unified School District General Obligation, 5.500%, 08/01/19 (National Insured)	75,000	94,135
Tracy, CA Joint Unified School District General Obligation, Election 2006, 5.000%, 08/01/25 (Assured Guaranty)	100,000	107,870
Tustin, CA Unified School District No. 2002-1 General Obligation, Election 2002, Series B, 4.250%, 06/01/15 (AMBAC Insured)	50,000	55,150
Vacaville, CA Unified School District, Election 2001, 5.000%, 08/01/16 (National Insured)	120,000	133,769
Vacaville, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/17 (National Insured)	40,000	44,273
Vacaville, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/22 (National Insured)	15,000	16,237
Vacaville, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/25 (AMBAC Insured)	130,000	141,636
Vacaville, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/25 (National Insured)	220,000	232,175
Vacaville, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/26 (National Insured)	55,000	58,717
Vacaville, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/26 (AMBAC Insured)	30,000	32,544
Val Verde, CA Unified School District General Obligation, Election 2008, Series A, 5.500%, 08/01/22	100,000	115,803
Val Verde, CA Unified School District General Obligation, Election 2008, Series A, 5.500%, 08/01/24	615,000	703,554
Wiseburn, CA School District, Class A, 5.000%, 08/01/16 (National Insured)	75,000	85,250
Yosemite, CA Community College District General Obligation, Election 2004, Series A, 5.000%, 08/01/22 (FGIC Insured)	515,000	563,791
Yuba, CA Community College District General Obligation, Election 2006, Series A, 5.000%, 08/01/23 (AMBAC Insured)	90,000	101,484
Yuba, CA Community College District General Obligation, Election 2006, Series A, 5.000%, 08/01/24 (AMBAC Insured)	25,000	28,054
Total Municipal Bonds (cost $24,910,835)		26,833,182

	Shares
Other Investment Companies - 1.3% [1]
BlackRock Liquidity Funds, Institutional Class Shares - California Money Fund, 0.01% (cost $373,386)	373,386	373,386
Total Investments - 98.1% (cost $25,284,221)[6]		27,206,568
Other Assets, less Liabilities - 1.9%		513,848
Net Assets - 100.0%		$27,720,416

Managers AMG TSCM Growth Equity Fund

Schedule of Portfolio Investments

January 31, 2012 (unaudited)

Security Description	Shares	Value
Common Stocks - 98.8%
Consumer Discretionary - 18.8%
Coach, Inc.	12,470	$873,524
Johnson Controls, Inc.	19,340	614,432
Luxottica Group S.p.A., Sponsored ADR	15,600	513,552
Nike, Inc.	6,555	681,654
Sotheby’s	11,520	386,266
Virgin Media, Inc.	26,770	638,197
Walt Disney Co., The	16,380	637,182
Total Consumer Discretionary		4,344,807
Consumer Staples - 1.5%
Colgate-Palmolive Co.	3,900	353,808
Energy - 8.9%
Anadarko Petroleum Corp.	5,850	472,212
Halliburton Co.	12,790	470,416
National Oilwell Varco, Inc.	6,200	458,676
Whiting Petroleum Corp.*	13,100	656,179
Total Energy		2,057,483
Financials - 8.6%
American Tower Corp.*	13,745	872,945
Lazard, Ltd., Class A	7,260	208,507
Montpelier Re Holdings, Ltd.	29,450	511,546
NASDAQ OMX Group, Inc., The*	15,920	394,498
Total Financials		1,987,496
Health Care - 12.6%
Baxter International, Inc.	12,540	695,719
DaVita, Inc.*	14,200	1,161,702
HCA Holdings, Inc.*	19,300	471,692
Shire PLC	5,675	564,776
Total Health Care		2,893,889
Industrials - 19.7%
Albany International Corp.	25,430	610,829
Ametek, Inc.	16,120	757,640
Clean Harbors, Inc.*	7,020	445,419
Danaher Corp.	7,750	406,952
Nielsen Holdings, N.V.*	23,990	695,230
United Parcel Service, Inc., Class B	11,130	841,984
Wesco International, Inc.*	12,570	790,402
Total Industrials		4,548,456
Information Technology - 26.9%
Apple, Inc.*	3,510	1,602,244
Broadcom Corp., Class A*	11,485	394,395

Managers AMG TSCM Growth Equity Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Information Technology - 26.9% (continued)
eBay, Inc.*	19,830	$626,628
Global Payments, Inc.	12,990	649,760
Informatica Corp.*	7,050	298,215
Linear Technology Corp.	13,770	458,816
NeuStar, Inc., Class A*	12,860	469,519
QUALCOMM, Inc.	23,205	1,364,918
Teradata Corp.*	6,380	341,713
Total Information Technology		6,206,208
Materials - 1.8%
Ecolab, Inc.	6,940	419,454
Total Common Stocks (cost $21,058,439)		22,811,601
Other Investment Companies - 1.9% [1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.10% (cost $446,834)	446,834	446,834
Total Investments - 100.7% (cost $21,505,273)		23,258,435
Other Assets, less Liabilities - (0.7)%		(155,173)
Net Assets - 100.0%		$23,103,262

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At January 31, 2012, the approximate cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately as follows:

Fund	Cost	Appreciation	Depreciation	Net
Managers AMG FQ Tax-Managed U.S. Equity	$32,966,336	$10,431,594	($451,597)	$9,979,997
Managers AMG FQ U.S. Equity	44,993,460	4,424,638	(914,874)	3,509,764
Managers AMG FQ Global Alternatives	394,448,190	14,608,724	(284)	14,608,440
Managers AMG FQ Global Essentials	113,478,538	2,097,641	(636,839)	1,460,802
Managers Frontier Small Cap Growth	98,017,063	10,094,791	(7,967,632)	2,127,159
Managers Micro-Cap	121,199,772	32,121,328	(4,961,282)	27,160,046
Managers Real Estate Securities	66,615,814	6,433,977	(78,091)	6,355,886
Managers California Intermediate Tax-Free	25,284,221	1,926,170	(3,823)	1,922,347
Managers AMG TSCM Growth Equity	21,611,276	2,117,069	(469,910)	1,647,159

*	Non-income-producing security.
#	Rounds to less than 0.1%
[1]

Yield shown for each short-term investment represents its January 31, 2012, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these shares were out on loan to various brokers as of January 31, 2012, amounting to:

Fund	Market Value	% of Net Assets
Managers AMG FQ Tax-Managed U.S. Equity	$436,599	1.1%
Managers AMG FQ U.S. Equity	843,571	1.8%
Managres AMG FQ Global Essentials	6,215,878	5.8%
Managers Frontier Small Cap Growth	5,485,720	5.9%

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.
[4]	Yield shown represents yield to maturity at January 31, 2012.
[5]	Securities held as collateral for futures contracts, amounting to a market value of:

Fund	Market Value	% of Net Assets
Managers AMG FQ Global Alternatives	$48,100,282	8.4%
Managers AMG FQ Global Essentials	8,998,271	9.4%

[6]

At January 31, 2012, the concentration of the Managers California Intermediate Tax-Free Fund’s investments by state or territory determined as a percentage of net assets was as follows: California 93.9% and Puerto Rico 3.0%. At January 31, 2012, 63.3% of the securities in the portfolio were backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets were as follows: National Insured 35.7% and FGIC 14.0%.

[7]

A portion of this investment is held in a segregated account as collateral for forward currency contracts for Managers AMG FQ Global Alternatives Fund, amounting to a market value of $3,870,000, or 1.0% of net assets.

1

Notes to Schedule of Portfolio Investments (continued)

Investment Definitions and Abbreviations:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR security is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

Currency Abbreviations:

USD: United States Dollar

Other:

AGM:	Assured Guaranty Municipal Corp.
AMBAC:	American Municipal Bond Assurance Corp.
ETF:	Exchange Traded Fund
ETN:	Exchange Traded Note
FGIC:	Financial Guaranty Insurance Corp.

NATL-RE:	National Public Finance Guarantee Corp.
REIT:	Real Estate Investment Trust
REOC:	Real Estate Operations Company
USTB:	United States Treasury Bonds
XLCA:	XL Capital Assurance, Inc.

Fair Value Measurements

Generally Accepted Accounting Principles (U.S. GAAP) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

As of January 31, 2012, the securities in Managers AMG Tax-Managed U.S. Equity Fund, Managers Frontier Small Cap Growth Fund, Managers AMG TSCM Growth Equity Fund, and Managers Real Estate Fund were all Level 1 inputs. For a detailed break-out of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.

2

Notes to Schedule of Portfolio Investments (continued)

The following tables summarize the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of January 31, 2012:

	Quoted Prices in Active Markets	Significant Other
	for Identical Investments	Observable Inputs	Significant Unobservable Inputs
	Level 1	Level 2	Level 3	Total
Managers AMG FQ U.S. Equity
Investments in Securities
Common Stocks†	$47,169,888	—	—	$47,169,888
Purchased Options	6,000	—	—	6,000
Other Investment Companies	1,327,336	—	—	1,327,336

Total Investments in Securities	$48,503,224	—	—	$48,503,224

Financial Derivative Instruments - Assets‡
Equity Contracts	$45,577	—	—	$45,577

	Quoted Prices in Active Markets	Significant Other
	for Identical Investments	Observable Inputs	Significant Unobservable Inputs
	Level 1	Level 2	Level 3	Total
Managers AMG FQ Global Alternatives
Investments in Securities
US Government Obligations	—	$48,102,616	—	$48,102,616
Exchange Traded Funds	$93,097,038	—	—	93,097,038
Other Investment Companies	267,856,976	—	—	267,856,976

Total Investments in Securities	$360,954,014	$48,102,616	—	$409,056,630

Financial Derivative Instruments - Assets‡
Foreign Exchange Contracts	—	$16,161,698	—	$16,161,698
Equity Contracts	$3,551,216	—	—	3,551,216
Interest Rate Contracts	2,907,309	3,254,944	—	6,162,253

	6,458,525	19,416,642	—	25,875,167
Financial Derivative Instruments - Liabilities‡
Foreign Exchange Contracts	—	(18,717,820)	—	(18,717,820)
Equity Contracts	(4,286,514)	—	—	(4,286,514)
Interest Rate Contracts	(2,215,535)	(1,742,395)	—	(3,957,930)

	(6,502,049)	(20,460,215)	—	(26,962,264)

Total Financial Derivative Instruments	($43,524)	($1,043,573)	—	($1,087,097)

3

Notes to Schedule of Portfolio Investments (continued)

	Quoted Prices in Active Markets	Significant Other
	for Identical Investments	Observable Inputs	Significant Unobservable Inputs
	Level 1	Level 2	Level 3	Total
Managers AMG FQ Global Essentials
Investments in Securities
US Government Obligations	—	$8,999,658	—	$8,999,658
Exchange Traded Funds	$35,322,791	—	—	35,322,791
Exchange Traded Notes	11,692,401	—	—	11,692,401
Other Investment Companies	58,924,490	—	—	58,924,490

Total Investments in Securities	$105,939,682	$8,999,658	—	$114,939,340

Financial Derivative Instruments - Assets‡
Equity Contracts	$1,551,611	—	—	$1,551,611
Interest Rate Contracts	1,835,422	—	—	1,835,422

	3,387,033	—	—	3,387,033
Financial Derivative Instruments - Liabilities‡
Equity Contracts	(6,564)	—	—	(6,564)

Total Financial Derivative Instruments	$3,380,469	—	—	$3,380,469

	Quoted Prices in Active Markets	Significant Other
	for Identical Investments	Observable Inputs	Significant Unobservable Inputs
	Level 1	Level 2	Level 3	Total
Managers Micro-Cap Fund
Investments in Securities
Common Stocks†	$143,648,212	$121,590	—	$143,769,802
Exchange Traded Funds	609,116	—	—	609,116
Other Investment Companies	3,980,900	—	—	3,980,900

Total Investments in Securities	$148,238,228	$121,590	—	$148,359,818

	Quoted Prices in Active Markets	Significant Other
	for Identical Investments	Observable Inputs	Significant Unobservable Inputs
	Level 1	Level 2	Level 3	Total
Managers California Intermediate Tax-Free Fund
Investments in Securities
Municipal Bonds	—	$26,833,182	—	$26,833,182
Other Investment Companies	$373,386	—	—	373,386

Total Investments in Securities	$373,386	$26,833,182	—	$27,206,568

†	For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.
‡

Derivatives are instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation of the instrument. All OTC (“Over the Counter”) futures are valued as Level 2 securities and all exchange traded futures are valued as Level 1 securities.

As of January 31, 2012, the Funds had no significant transfers between Level 1 and Level 2 from the beginning of the reporting period.

4

Notes to Schedule of Portfolio Investments (continued)

Purchased/Written Option Contracts

Managers AMG FQ US Equity

The Fund has entered into option contracts in which the writer of the option grants the buyer of the option the right to purchase from (call option) or sell to (put option) the writer a designated instrument at a specified price within a specified period of time. Options written (sold) are recorded as liabilities and options purchased are recorded as assets. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is recognized as realized gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

		Expiration	Number of		Unrealized
Description	Exercise Price	Date	Contracts	Premium	Gain/(Loss)
Call and Put Option
S&P 500 Index (Call)	$1,350.000	02/18/12	150	$68,775	$15,525
S&P 500 Index (Put)	1,000.000	02/18/12	150	26,775	24,525

Totals				$95,550	$40,050

Forward Foreign Currency Contracts

A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. These contracts are traded over-the-counter and not on organized commodities or securities exchanges.

At January 31, 2012, the underlying values for open forward foreign currency contracts were as follows:

Managers AMG FQ Global Alternatives

The cash pledged to cover margin requirements for the open forward foreign currency contracts in the Fund at January 31, 2012 amounted to $3,870,000.

Managers AMG FQ Global Alternatives - Foreign Currency

Type	Position	Settlement Date	Counterparty	Receivable Amount	Payable Amount	Unrealized Gain/(Loss)
Australian Dollar	Short	03/21/12	GS	$108,863,105	$113,381,565	($4,518,460)
Australian Dollar	Short	03/21/12	MS	105,970,998	110,679,596	(4,708,598)
Canadian Dollar	Short	03/21/12	GS	30,148,559	30,750,454	(601,895)
Canadian Dollar	Short	03/21/12	MS	15,814,386	16,001,227	(186,841)
Euro	Short	03/21/12	GS	193,288,032	192,774,184	513,848
Japanese Yen	Short	03/21/12	GS	153,290,779	155,676,909	(2,386,130)
Japanese Yen	Short	03/21/12	MS	40,011,215	40,743,492	(732,277)
New Zealand Dollar	Short	03/21/12	GS	13,055,874	13,652,405	(596,531)
Pound Sterling	Short	03/21/12	GS	28,315,342	28,622,704	(307,362)
Swiss Frank	Short	03/21/12	GS	121,453,400	122,698,388	(1,244,988)
Swiss Frank	Short	03/21/12	MS	68,597,333	69,016,729	(419,396)
Australian Dollar	Long	03/21/12	GS	93,524,951	90,503,876	3,021,075
Canadian Dollar	Long	03/21/12	GS	34,067,832	33,435,508	632,324
Euro	Long	03/21/12	GS	59,724,646	60,101,562	(376,916)
Euro	Long	03/21/12	MS	35,218,677	36,053,621	(834,944)
Japanese Yen	Long	03/21/12	GS	10,625,483	10,434,916	190,567
New Zealand Dollar	Long	03/21/12	GS	89,667,287	84,110,788	5,556,499
New Zealand Dollar	Long	03/21/12	MS	16,421,563	15,437,736	983,827
Pound Sterling	Long	03/21/12	GS	121,670,259	120,047,335	1,622,924
Pound Sterling	Long	03/21/12	MS	88,067,044	87,138,553	928,491
Swedis Krona	Long	03/21/12	GS	102,661,522	102,533,229	128,293
Swedis Krona	Long	03/21/12	MS	21,463,141	21,500,291	(37,150)
Swiss Frank	Long	03/21/12	GS	46,171,030	45,353,512	817,518

Totals				$1,598,092,458	$1,600,648,580	($2,556,122)

5

Notes to Schedule of Portfolio Investments (continued)

Futures Contracts

A Fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or a Fund may not be able to close out the contract when it desires to do so, resulting in losses. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. All futures contracts are exchange traded unless otherwise noted as OTC.

The following Funds had open futures contracts as of January 31, 2012:

Managers AMG FQ Global Alternatives

The market value of assets pledged to cover margin requirements for the open futures positions at January 31, 2012 amounted to $48,100,616.

Managers AMG FQ Global Alternatives - Futures

		Number of				Unrealized Gain/
Type	Currency	Contracts	Position	Type	Expiration Date	(Loss)
Australia 10-Year Bond	AUD	2,175	Short	Exchange	03/15/12	($2,215,535)
Australian SPI 200	AUD	236	Short	Exchange	03/15/12	(220,564)
Canadian 10-Year Bond	CAD	42	Short	OTC	03/21/12	(13,176)
S&P/TSX 60 Index	CAD	87	Long	Exchange	03/15/12	559,522
Amsterdam Index	EUR	320	Long	Exchange	02/17/12	94,575
CAC40 Index	EUR	263	Long	Exchange	02/17/12	90,535
DAX Index	EUR	67	Long	Exchange	03/16/12	1,631,360
Euro-Bund 10-Year	EUR	709	Long	OTC	03/08/12	3,254,944
FTSE/MIB Index	EUR	1	Long	Exchange	03/16/12	2,921
IBEX 35 Index	EUR	61	Long	Exchange	02/17/12	(7,373)
FTSE 100 Index	GBP	256	Long	Exchange	03/16/12	1,059,122
U.K. 10-Year Gilt	GBP	844	Long	Exchange	03/28/12	2,596,239
Hang Seng Index	HKD	153	Short	Exchange	02/28/12	113,181
Japanese 10-Year Bond	JPY	380	Long	Exchange	03/08/12	311,070
TOPIX Index	JPY	287	Short	Exchange	03/08/12	(571,678)
S&P 500 Index	USD	1,266	Short	Exchange	03/16/12	(3,486,899)
U.S. Treasury 10-Year Note	USD	839	Short	OTC	03/21/12	(1,729,219)

Total						$1,469,025

6

Notes to Schedule of Portfolio Investments (continued)

Managers AMG FQ Global Essentials

The market value of assets pledged to cover margin requirements for the open futures positions at January 31, 2012 amounted to $8,999,658.

Managers AMG FQ Global Essentials - Futures

		Number of			Unrealized Gain/
Type	Currency	Contracts	Position	Expiration Date	(Loss)
Australian 10-Year Bond	AUD	135	Long	03/15/12	$136,589
Australian SPI 200	AUD	17	Long	03/15/12	661
Canadian Dollar 10 Year Bond	CAD	132	Long	03/21/12	215,557
S&P/TSE 60 Index	CAD	12	Long	03/15/12	77,175
Amsterdam Index	EUR	11	Long	02/17/12 to 03/16/12	(319)
CAC40 10 Index	EUR	39	Long	02/17/12 to 03/16/12	100,339
DAX Index	EUR	4	Long	03/16/12	85,369
Euro-Bund 10-Year	EUR	49	Long	03/08/12	285,049
FTSE/MIB Index	EUR	9	Long	03/16/12	30,563
German 30-Year Bond	EUR	33	Long	03/08/12	286,717
IBEX 35 Index	EUR	8	Long	02/17/12	(933)
FTSE 100 Index	GBP	14	Long	03/16/12	57,032
U.K. 10-Year Gilt	GBP	95	Long	03/28/12	662,297
Hang Seng Index	HKD	7	Long	02/28/12	(5,312)
Japanese Yen 10 Year Bond	JPY	96	Long	03/08/12	97,150
TOPIX Index	JPY	13	Long	03/08/12	24,950
E-Mini MSCI Index	USD	127	Long	03/16/12	509,012
Russell 2000 Index	USD	82	Long	03/16/12	592,265
S&P 500 Index	USD	24	Long	03/16/12	74,245
U.S. 30-Year Bond	USD	39	Long	03/21/12	10,294
U.S. Treasury 10-Year Note	USD	63	Long	03/21/12	141,769

Total					$3,380,469

Managers AMG FQ U.S. Equity

The market value of assets pledged to cover margin requirements for the open futures positions at January 31, 2012 amounted to $77,000.

Managers AMG FQ U.S. Equity

	Number of			Unrealized
Type	Contracts	Position	Expiration Date	Gain
S&P 500 E-Mini Index	2	Long	03/16/12	$5,527

Counterparty Abbreviations

GS:	Goldman Sachs
MSC:	Morgan Stanley

Currency Abbreviations

AUD:	Australian Dollar
CAD:	Canadian Dollar
EUR:	Euro
GBP:	Great Britain Pound
HKD:	Hong Kong Dollar
JPY:	Japanese Yen
USD:	United States Dollar

7

Managers PIMCO Bond Fund

Schedule of Portfolio Investments

January 31, 2012 (unaudited)

	Principal Amount	Value

Asset-Backed Securities - 2.1%
Amortizing Residential Collateral Trust, Series 2002-BC4, 0.856%, 07/25/32 (02/27/12)[1]	$77,398	$61,132
Bear Stearns Asset Backed Securities Trust, Series 2006-AQ1, Class 2A1, 0.356%, 10/25/36 (02/27/12)[1]	126,364	117,155
Citibank Omni Master Trust, Series 2009-A8, Class A8, 2.390%, 05/16/16 (02/15/12) (a)[1]	4,900,000	4,926,235
EMC Mortgage Loan Trust, Series 2001-A, Class A, 0.646%, 05/25/40 (02/27/12) (a)[1]	687,588	585,676
First NLC Trust, Series 2007-1, Class A1, 0.346%, 08/25/37 (02/27/12) (a)[1]	705,926	237,393
Fremont Home Loan Trust, Series 2006-E, Class 2A1, 0.336%, 01/25/37 (02/27/12)[1]	61,180	58,982
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1, 0.836%, 10/25/34 (02/27/12)[1]	55,661	40,765
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A1, 0.326%, 11/25/36 (02/27/12)[1]	12,112	3,627
Park Place Securities, Inc., Series 2005-WCW1, Class A1B, 0.536%, 09/25/35 (02/27/12)[1]	1,587,551	1,393,214
Securitized Asset Backed Receivables LLC,
Series 2007-HE1, Class A2A, 0.336%, 12/25/36 (02/27/12)[1]	482,800	102,100
Series 2007-NC2, 0.316%, 12/25/36 (02/27/12)[1]	292,432	249,160
Small Business Administration Participation Certificates,
Series 2003-20I, Class 1, 5.130%, 09/01/23	86,281	95,106
Series 2007-20K, Class 1, 5.510%, 11/01/27	3,449,846	3,889,622
Series 2008-10E, Class 1, 5.110%, 09/01/18	2,120,566	2,293,714
Series 2008-20I, Class 1, 5.600%, 09/01/28	7,449,483	8,491,770
Series 2009-20E, Class 1, 4.430%, 05/01/29	4,343,105	4,813,416
Structured Asset Securities Corp., Series 2002-HF1, 0.856%, 01/25/33 (02/27/12)[1]	55,355	46,801
Total Asset-Backed Securities (cost $26,554,562)		27,405,868
Bank Loan Obligations - 0.1%
American Governmental Financial Services Funding Co., Term Loan, 5.500%, 05/18/17 (cost $1,194,000)	1,200,000	1,121,500
Corporate Bonds and Notes - 29.7%
Financials - 22.1%
Allstate Life Global Funding Trusts, 5.375%, 04/30/13	1,600,000	1,690,773
Ally Financial, Inc.,
3.649%, 02/11/14 (02/11/12)[1]	1,000,000	987,750
7.500%, 12/31/13	1,500,000	1,582,500
7.500%, 09/15/20	1,100,000	1,183,875
8.300%, 02/12/15	800,000	884,496
American Express Bank FSB,
Series 2007, 0.401%, 05/29/12 (02/29/12)[1]	2,100,000	2,097,703
Series 2007, 0.446%, 06/12/12 (02/13/12)[1]	1,750,000	1,747,672
American Express Co., 7.000%, 03/19/18	900,000	1,106,554
American International Group, Inc.,
5.050%, 10/01/15	400,000	410,467
5.600%, 10/18/16	800,000	830,457
6.250%, 03/15/37	800,000	636,000
8.250%, 08/15/18	4,500,000	5,195,119
MTN, Series G, 5.850%, 01/16/18	400,000	418,124
ANZ National International, Ltd., 6.200%, 07/19/13 (a)	1,800,000	1,904,373
Australia & New Zealand Banking Group, Ltd., 2.125%, 01/10/14 (a)	2,400,000	2,399,215

1

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount		Value

Financials - 22.1% (continued)
Banco Santander Brasil SA, 4.500%, 04/06/15 (a)		$200,000	$199,000
Banco Santander Chile SA, 1.811%, 04/20/12 (a)		2,200,000	2,200,310
Bank of America Corp.,
4.500%, 04/01/15		10,000,000	10,154,630
6.000%, 09/01/17		6,550,000	6,869,640
6.000%, 10/15/36		900,000	849,667
6.500%, 08/01/16		2,800,000	2,988,518
Bank of China (Hong Kong), Ltd., 5.550%, 02/11/20 (a)		400,000	421,435
Bank of Montreal,
1.300%, 10/31/14 (a)[2]		600,000	606,343
2.850%, 06/09/15 (a)[3]		800,000	846,329
Bank of Nova Scotia,
1.650%, 10/29/15 (a)[3]		900,000	911,240
1.950%, 01/30/17 (a)		200,000	203,562
Series YCD, 0.770%, 08/09/12 (05/09/12)[1]		1,200,000	1,201,376
Barclays Bank PLC,
2.375%, 01/13/14		1,000,000	996,054
5.450%, 09/12/12		17,300,000	17,715,148
BBVA Bancomer SA,
4.500%, 03/10/16 (a)		500,000	505,500
6.500%, 03/10/21 (a)		900,000	899,550
BPCE SA, 2.375%, 10/04/13 (a)		400,000	391,714
Braskem Finance, Ltd., 5.750%, 04/15/21 (a)		400,000	403,000
CIT Group, Inc.,
5.250%, 04/01/14 (a)		300,000	306,750
7.000%, 05/01/16		382,711	383,190
7.000%, 05/01/17		676,120	677,810
Citigroup Capital XXI, 8.300%, 12/21/57[4]		1,200,000	1,224,360
Citigroup, Inc.,
2.453%, 08/13/13 (02/13/12)[1]		1,100,000	1,099,762
5.300%, 10/17/12		200,000	205,496
5.500%, 08/27/12		500,000	511,092
5.500%, 10/15/14		5,800,000	6,244,402
5.625%, 08/27/12		1,300,000	1,325,012
5.850%, 07/02/13		100,000	104,134
6.000%, 08/15/17		4,200,000	4,605,342
6.125%, 05/15/18		800,000	880,228
6.125%, 08/25/36		4,200,000	4,065,285
8.125%, 07/15/39		600,000	786,883
8.500%, 05/22/19		100,000	122,355
EMTN, Class B, 3.625%, 11/30/17[4]	EUR	3,800,000	4,242,276
Commonwealth Bank of Australia, 1.000%, 07/12/13 (04/12/12) (a)[1]		7,500,000	7,542,525
Credit Suisse New York, 2.200%, 01/14/14		800,000	802,062
Danske Bank A/S, 2.500%, 05/10/12 (a)		1,200,000	1,206,336

2

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount		Value

Financials - 22.1% (continued)
Deutsche Bank AG London, 6.000%, 09/01/17		$4,900,000	$5,610,177
Dexia Credit Local SA, 1.033%, 04/29/14 (04/30/12) (a)[1]		4,100,000	3,732,476
Ford Motor Credit Co. LLC,
5.875%, 08/02/21		300,000	328,638
7.000%, 04/15/15		1,400,000	1,543,500
8.700%, 10/01/14		1,000,000	1,134,891
Fortis Bank Nederland, N.V., 3.000%, 04/17/12	EUR	200,000	263,039
General Electric Capital Corp.,
5.500%, 09/15/67 (a)[4]	EUR	5,500,000	6,330,935
5.875%, 01/14/38		2,300,000	2,524,899
Goldman Sachs Group, Inc., The,
5.950%, 01/18/18		4,800,000	5,168,942
6.150%, 04/01/18		2,000,000	2,159,412
6.250%, 09/01/17		3,200,000	3,517,059
HSBC Bank PLC, 2.000%, 01/19/14 (a)[3]		800,000	789,942
HSBC Holdings PLC,
6.500%, 05/02/36		800,000	857,621
6.500%, 09/15/37		900,000	960,269
ING Bank, N.V., 1.379%, 03/30/12 (a)		10,800,000	10,801,242
International Lease Finance Corp.,
5.750%, 05/15/16		300,000	296,042
5.875%, 05/01/13		400,000	402,000
6.375%, 03/25/13		400,000	407,500
6.750%, 09/01/16 (a)		800,000	865,000
MTN, 5.250%, 01/10/13		400,000	400,000
MTN, 5.400%, 02/15/12		1,500,000	1,503,750
Intesa Sanpaolo S.p.A., 2.906%, 02/24/14 (02/24/12) (a)[1]		1,700,000	1,567,903
JPMorgan Chase & Co.,
3.150%, 07/05/16		5,700,000	5,792,819
6.000%, 01/15/18		1,500,000	1,702,750
EMTN, 1.654%, 09/26/13 (03/26/12)[1]	EUR	200,000	259,672
JPMorgan Chase Bank, N.A.,
0.872%, 06/13/16 (03/13/12)[1]		1,300,000	1,182,931
5.375%, 09/28/16	GBP	700,000	1,156,417
JPMorgan Chase Capital, 6.550%, 09/29/36		400,000	406,284
KfW, 2.000%, 09/07/16[3]	EUR	1,800,000	2,433,518
LBG Capital No.1 PLC,
8.500%, 12/29/49 (a)[4,5]		400,000	278,000
Series 8, 7.869%, 08/25/20[3,4]	GBP	2,300,000	3,008,194
LeasePlan Corp., N.V., 3.125%, 02/10/12	EUR	1,300,000	1,700,761

3

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount		Value

Financials - 22.1% (continued)
Lehman Brothers Holdings, Inc.,
0.000%, 10/22/08*2,6		$3,900,000	$1,077,375
0.000%, 12/23/08*2,6		200,000	55,250
0.000%, 04/03/09*2,6		4,700,000	1,298,375
0.000%, 11/16/09*2,6		1,200,000	331,500
0.000%, 05/25/10*2,6		1,000,000	276,250
0.000%, 07/18/11*2,6		1,700,000	469,625
0.000%, 01/24/13*2,6		2,000,000	555,000
0.000%, 05/20/18*2,6		600,000	168,000
Lloyds TSB Bank PLC, 6.350%, 10/29/49[4,5]	EUR	1,800,000	1,669,562
Merrill Lynch & Co., Inc.,
6.400%, 08/28/17		3,400,000	3,598,982
EMTN, 1.201%, 02/21/12	GBP	3,000,000	4,724,192
MetLife, Inc., 6.400%, 12/15/36		800,000	783,547
Morgan Stanley,
6.250%, 08/28/17		1,000,000	1,041,539
7.300%, 05/13/19		200,000	218,461
GMTN, 2.953%, 05/14/13 (02/14/12)[1]		1,200,000	1,199,634
MTN, 5.950%, 12/28/17		1,800,000	1,851,559
MUFG Capital Finance, Ltd., 6.299%, 07/29/49[4,5]	GBP	400,000	617,082
National Australia Bank, Ltd., 5.350%, 06/12/13 (a)		1,500,000	1,565,030
Nationwide Building Society, 6.250%, 02/25/20 (a)		1,800,000	1,843,646
Nordea Bank AB, 2.125%, 01/14/14 (a)		400,000	397,962
Pacific LifeCorp, 6.000%, 02/10/20 (a)		400,000	443,448
Principal Life Income Funding Trusts,
5.300%, 04/24/13		1,500,000	1,578,804
5.550%, 04/27/15		2,300,000	2,458,854
Qatari Diar Finance “Q.S.C.”, 3.500%, 07/21/15		900,000	938,250
Resona Bank, Ltd., 5.850%, 04/15/49 (a)[4,5]		500,000	510,871
Royal Bank of Scotland Group PLC, The,
2.625%, 05/11/12 (a)		2,500,000	2,513,648
3.950%, 09/21/15		900,000	894,762
4.875%, 08/25/14 (a)		200,000	202,059
6.990%, 10/29/49 (a)[3,5]		2,600,000	2,015,000
Santander SA US Debt Unipersonal,
1.379%, 03/30/12 (a)		8,100,000	8,091,203
2.991%, 10/07/13 (a)		3,700,000	3,590,055
Santander UK PLC, EMTN, 1.538%, 10/10/17 (04/10/12)[1]	EUR	4,100,000	4,091,827
SLM Corp.,
EMTN, Series 21, 3.125%, 09/17/12	EUR	1,100,000	1,429,632
MTN, 6.250%, 01/25/16		300,000	306,487
Springleaf Finance Corp., 4.125%, 11/29/13	EUR	3,900,000	4,187,146
State Bank of India, 4.500%, 07/27/15 (a)		2,900,000	2,944,524
State Street Capital Trust III, 5.536%, 03/15/42[4,5]		2,000,000	2,006,380

4

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Financials - 22.1% (continued)
State Street Capital Trust IV, 1.546%, 06/15/37 (03/15/12)[1]	$300,000	$203,840
Stone Street Trust, 5.902%, 12/15/15 (a)	2,800,000	2,760,629
Sumitomo Mitsui Banking Corp., 1.950%, 01/14/14 (a)	1,000,000	1,011,970
Temasek Financial I, Ltd., 4.300%, 10/25/19 (a)	900,000	981,139
TransCapitalInvest, Ltd., 8.700%, 08/07/18 (a)	600,000	731,250
UBS AG,
5.750%, 04/25/18	1,300,000	1,455,689
5.875%, 12/20/17	1,400,000	1,570,061
MTN, 1.595%, 02/23/12	4,400,000	4,403,247
Series FRN, 1.553%, 01/28/14 (04/30/12)[1]	300,000	294,015
USB Capital, 3.500%, 03/29/49[4,5]	300,000	224,835
Vnesheconombank, 5.450%, 11/22/17 (a)[3]	400,000	407,800
Wachovia Corp.,
5.750%, 02/01/18	1,700,000	1,960,183
MTN, 0.737%, 08/01/13 (05/01/12)[1]	300,000	298,733
Wells Fargo & Co., Series K, 7.980%, 02/28/49[4,5]	21,200,000	23,055,000
Westpac Banking Corp., 3.585%, 08/14/14 (a)	5,400,000	5,762,783
Total Financials		283,926,672
Industrials - 7.1%
Altria Group, Inc., 9.700%, 11/10/18	1,200,000	1,654,831
Amgen, Inc., 6.150%, 06/01/18	4,900,000	5,865,716
AstraZeneca PLC, 5.900%, 09/15/17	800,000	976,561
AT&T, Inc.,
4.950%, 01/15/13	1,700,000	1,771,886
5.500%, 02/01/18	1,700,000	2,018,065
6.300%, 01/15/38	1,200,000	1,468,520
Caterpillar, Inc., 0.649%, 05/21/13 (02/21/12)[1]	4,200,000	4,214,595
Comcast Corp.,
5.875%, 02/15/18	600,000	706,643
6.450%, 03/15/37	600,000	737,992
Corp Nacional del Cobre de Chile,
6.150%, 10/24/36 (a)	300,000	378,754
7.500%, 01/15/19 (a)	1,500,000	1,943,989
Corporacion GEO S.A.B. de C.V., 8.875%, 09/25/14 (a)[3]	3,000,000	3,030,000
Gazprom OAO Via Gaz Capital SA,
6.212%, 11/22/16 (a)	400,000	430,000
8.625%, 04/28/34	5,500,000	6,820,000
Gerdau Trade, Inc., 5.750%, 01/30/21 (a)	400,000	406,000
Hewlett-Packard Co., 0.786%, 05/24/13 (02/24/12)[1]	4,900,000	4,873,486
International Business Machines Corp., 5.700%, 09/14/17	9,000,000	11,008,161
NGPL PipeCo LLC, 6.514%, 12/15/12 (a)	1,800,000	1,734,091
Noble Group, Ltd., 4.875%, 08/05/15 (a)	1,000,000	960,000
Novatek Finance, Ltd., 5.326%, 02/03/16 (a)	400,000	412,500
Odebrecht Drilling VIII/IX, Ltd., 6.350%, 06/30/21 (a)	392,000	409,248

5

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount		Value

Industrials - 7.1% (continued)
Peabody Energy Corp., 7.875%, 11/01/26		$700,000	$754,250
Petrobras International Finance Co.,
3.875%, 01/27/16		3,300,000	3,395,321
5.875%, 03/01/18		2,300,000	2,534,131
Petroleos Mexicanos, 8.000%, 05/03/19		5,100,000	6,400,500
Philip Morris International, Inc., 5.650%, 05/16/18		1,000,000	1,214,171
Qtel International Finance, Ltd., 4.750%, 02/16/21 (a)		200,000	204,000
Ras Laffan Liquefied Natural Gas Co., Ltd., 5.298%, 09/30/20 (a)		793,080	854,544
Rohm & Haas Co., 6.000%, 09/15/17		1,100,000	1,267,157
Sydney Airport Finance Co., Proprietary Ltd., 5.125%, 02/22/21 (a)		300,000	308,634
Tennessee Gas Pipeline Co., 7.000%, 10/15/28		6,145,000	7,057,022
Time Warner, Inc., 5.875%, 11/15/16		1,200,000	1,419,130
TNK-BP Finance SA, 6.125%, 03/20/12 (a)		400,000	404,000
Total Capital SA, 4.450%, 06/24/20		500,000	568,153
UAL 2009-1 Pass Through Trust, 10.400%, 11/01/16		383,928	432,879
UnitedHealth Group, Inc., 4.875%, 02/15/13		1,600,000	1,663,669
Vale Overseas, Ltd.,
6.250%, 01/23/17		500,000	574,282
6.875%, 11/21/36		500,000	590,349
Verizon Wireless Capital LLC, 5.250%, 02/01/12		9,300,000	9,300,000
Total Industrials			90,763,230
Utilities - 0.5%
AES Corp., The, 7.375%, 07/01/21 (a)		200,000	222,000
Enel Finance International, N.V., 6.800%, 09/15/37 (a)		1,800,000	1,689,253
ENN Energy Holdings, Ltd., 6.000%, 05/13/21 (a)[3]		200,000	188,718
Entergy Corp., 3.625%, 09/15/15		2,200,000	2,233,669
Majapahit Holding, B.V., 7.750%, 01/20/20		700,000	833,000
NRG Energy, Inc., 8.250%, 09/01/20		1,500,000	1,485,000
Tokyo Electric Power Co, Inc., The,
1.500%, 05/30/14	JPY	1,000,000	11,686
1.850%, 07/28/14	JPY	7,000,000	81,898
Total Utilities			6,745,224
Total Corporate Bonds and Notes (cost $375,704,195)			381,435,126
Foreign Government and Agency Obligations - 3.8%
Banco Nacional de Desenvolvimento Economico e Social Notes, 4.125%, 09/15/17	EUR	400,000	520,351
Brazil Notas do Tesouro Nacional, Series F,
Bonds, 10.000%, 01/01/21	BRL	1,100	5,876
Notes, 10.000%, 01/01/17	BRL	182,000	1,013,767
British Columbia Bonds, Province of,
3.250%, 12/18/21	CAD	200,000	207,819
4.300%, 06/18/42	CAD	300,000	349,489

6

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount		Value

Foreign Government and Agency Obligations - 3.8% (continued)
Canada Government Bonds,
3.250%, 06/01/21	CAD	700,000	$778,224
3.750%, 06/01/19	CAD	600,000	685,371
4.250%, 06/01/18	CAD	200,000	232,688
Canada Housing Trust Bonds,
2.650%, 03/15/22 (a)	CAD	800,000	815,502
3.350%, 12/15/20	CAD	2,700,000	2,929,878
3.750%, 03/15/20	CAD	800,000	893,172
3.800%, 06/15/21	CAD	1,600,000	1,795,951
Export-Import Bank of China Bonds, The, 4.875%, 07/21/15 (a)		300,000	324,820
Export-Import Bank of Korea Bonds, The,
4.000%, 01/29/21		400,000	385,801
5.125%, 06/29/20		700,000	732,615
Export-Import Bank of Korea Notes, The, 8.125%, 01/21/14		1,000,000	1,105,329
Italy Treasury Bonds, Series CPI, 2.100%, 09/15/21	EUR	2,622,775	2,626,480
Korea Development Bank Notes, The, 4.375%, 08/10/15		3,500,000	3,657,006
Korea Finance Corp. Notes, 3.250%, 09/20/16		800,000	792,435
Korea Housing Finance Corp. Notes, 4.125%, 12/15/15		500,000	520,674
Mexican Notes, 6.000%, 06/18/15	MXN	10,000,000	796,449
Mexico Government International Bonds, 6.050%, 01/11/40		800,000	971,200
Ontario Bonds, Province of,
3.150%, 06/02/22	CAD	2,300,000	2,350,808
4.000%, 06/02/21	CAD	4,000,000	4,400,519
4.200%, 06/02/20	CAD	2,300,000	2,573,835
4.300%, 03/08/17	CAD	1,300,000	1,455,022
4.400%, 06/02/19	CAD	1,400,000	1,587,946
4.700%, 06/02/37	CAD	2,600,000	3,122,308
MTN, 4.600%, 06/02/39	CAD	700,000	836,384
MTN, 5.500%, 06/02/18	CAD	400,000	478,197
Ontario Notes, Province of,
1.375%, 01/27/14		1,400,000	1,417,538
3.000%, 07/16/18		400,000	425,348
4.200%, 03/08/18	CAD	200,000	224,069
Panama Government Bonds, 7.250%, 03/15/15		200,000	231,800
Quebec Bonds, Province of,
3.500%, 12/01/22	CAD	1,100,000	1,149,937
4.250%, 12/01/21	CAD	3,700,000	4,126,531
4.500%, 12/01/16	CAD	100,000	112,465
4.500%, 12/01/17	CAD	100,000	113,426
4.500%, 12/01/20	CAD	200,000	227,340
MTN, 4.500%, 12/01/18	CAD	500,000	568,964
Russian Government Notes, 3.625%, 04/29/15		200,000	204,250
Societe Financement de L’Economie Francaise Bonds, 0.767%, 07/16/12 (04/16/12) (a)[1]		1,000,000	1,002,150
Total Foreign Government and Agency Obligations (cost $46,808,306)			48,749,734

7

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount		Value

Mortgage-Backed Securities - 5.1%
American Home Mortgage Investment Trust, Series 2004-4, Class 4A, 2.746%, 02/25/45 (03/25/12)[1]		$556,678	$426,253
Arran Residential Mortgages Funding PLC,
Series 2010-1A, Class A1B, 2.659%, 05/16/47 (02/16/12) (a)[1]	EUR	651,432	851,910
Series 2010-1A, Class A2B, 2.859%, 05/16/47 (02/16/12) (a)[1]	EUR	2,000,000	2,606,250
Banc of America Funding Corp., Series 2005-D, Class A1, 2.681%, 05/25/35 (03/25/12)[1]		775,486	745,761
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2000-2, Class A, 3.033%, 11/25/30 (03/25/12)[1]		17,346	16,843
Series 2002-11, Class 1A1, 5.703%, 02/25/33[4]		39,464	38,237
Series 2003-1, Class 6A1, 2.691%, 04/25/33[4]		291,678	262,934
Series 2005-2, Class A1, 2.710%, 03/25/35 (03/25/12)[1]		8,477,891	7,972,778
Series 2005-2, Class A2, 3.078%, 03/25/35 (03/25/12)[1]		4,972,529	4,700,271
Series 2005-5, Class A2, 2.250%, 08/25/35 (03/25/12)[1]		10,993,556	9,416,008
Series 2005-12, Class 13A, 5.397%, 02/25/36[4]		270,869	233,024
Bear Stearns Alt-A Trust,
Series 2005-4, Class 23A1, 2.605%, 05/25/35[4]		1,347,343	1,001,178
Series 2005-7, Class 22A1, 2.807%, 09/25/35[4]		659,404	417,862
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4, 5.700%, 06/11/50		2,800,000	3,194,634
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6, Class A1, 2.230%, 08/25/35 (03/25/12)[1]		6,135,233	5,418,257
Series 2005-11, Class A2A, 2.580%, 10/25/35 (03/25/12)[1]		339,477	287,884
Countrywide Alternative Loan Trust, Series 2007-OA7, Class A1A, 0.456%, 05/25/47 (02/27/12)[1]		1,297,359	692,314
Countrywide Home Loans, Inc., Series 2005-HYB9, Class 3A2A, 2.595%, 02/20/36 (03/20/12)[1]		387,174	264,086
European Loan Conduit, Series 25X, Class A, 1.612%, 05/15/19 (02/15/12)[1]	EUR	108,934	118,623
Greenpoint Mortgage Funding Trust,
Series 2006-AR6, Class A1A, 0.356%, 10/25/46 (02/27/12)[1]		146,718	136,740
Series 2006-AR8, Class 1A1A, 0.356%, 01/25/47 (02/27/12)[1]		122,694	116,693
GS Mortgage Securities Corp., Series 2007-EOP, Class A1, 1.142%, 03/06/20 (02/06/12) (a)[1]		2,032,426	2,029,799
GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1, 5.136%, 11/25/35[4]		1,159,430	1,008,864
IndyMac Index Mortgage Loan Trust, Series 2005-AR31, Class 1A1, 2.404%, 01/25/36[4]		1,500,689	849,433
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP9, Class A3, 5.336%, 05/15/47		2,100,000	2,295,254
Series 2010-C2, Class A3, 4.070%, 11/15/43 (a)		2,000,000	2,162,870
JPMorgan Mortgage Trust, Series 2005-A1, Class 6T1, 5.019%, 02/25/35 (03/25/12)[1]		507,490	503,141
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A, 0.486%, 02/25/36 (02/25/12)[1]		827,921	559,975
MLCC Mortgage Investors, Inc., Series 2005-3, Class 4A, 0.526%, 11/25/35 (02/25/12)[1]		166,860	136,364
Morgan Stanley Capital I, Series 2007-IQ16, Class A4, 5.809%, 12/12/49		3,000,000	3,431,895
Opera Finance PLC, Series CSC3, Class A, 1.317%, 04/25/17 (04/25/12)[1]	GBP	3,745,832	5,386,182
Prime Mortgage Trust,
Series 2004-CL1, Class 1A2, 0.676%, 02/25/34 (02/25/12)[1]		155,499	139,578
Series 2004-CL1, Class 2A2, 0.676%, 02/25/19 (02/25/12)[1]		11,700	11,448
Structured Asset Mortgage Investments, Inc.,
Series 2002-AR3, Class A1, 0.941%, 09/19/32 (02/19/12)[1]		352,000	301,409
Series 2005-AR5, Class A2, 0.531%, 07/19/35 (02/19/12)[1]		868,608	714,430

8

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Mortgage-Backed Securities - 5.1% (continued)
Structured Asset Securities Corp.,
Series 2001-21A, Class 1A1, 2.334%, 01/25/32 (03/25/12)[1]	$18,166	$14,958
Series 2006-11, Class A1, 2.668%, 10/25/35 (a)[4]	642,895	508,500
Wachovia Bank Commercial Mortgage Trust,
Series 2006-WL7A, Class A1, 0.375%, 09/15/21 (02/15/12) (a)[1]	3,290,601	3,150,783
Series 2007-WHL8, Class A1, 0.370%, 09/15/21 (02/15/12) (a)[1]	2,101,705	1,907,170
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR1, Class 2A2, 2.018%, 02/25/31 (03/25/12)[1]	3,388	3,118
Series 2002-AR17, Class 1A, 1.397%, 11/25/42 (03/25/12)[1]	137,949	112,689
Series 2005-AR13, Class A1A1, 0.566%, 10/25/45 (02/25/12)[1]	297,435	224,607
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A1, 2.648%, 03/25/36[4]	1,549,048	1,243,264
Total Mortgage-Backed Securities (cost $70,763,611)		65,614,271
Municipal Bonds - 4.3%
American Municipal Power, Inc., Combined Hydroelectric Projects Revenue, Taxable Build America, Series 2010 B, 8.084%, 02/15/50	1,000,000	1,404,520
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007 A-2, 5.875%, 06/01/30	1,000,000	777,410
California Infrastructure & Economic Development Bank Revenue, UCSF Neurosciences Building 19A, Taxable Build America, Series 2010 B, 6.486%, 05/15/49	1,000,000	1,172,840
California State General Obligation, 5.650%, 04/01/39	1,200,000	1,260,228
California State General Obligation, 7.500%, 04/01/34	1,300,000	1,698,775
California State General Obligation, 7.550%, 04/01/39	1,300,000	1,744,015
California State General Obligation, 7.600%, 11/01/40	1,000,000	1,355,890
California State General Obligation, 7.950%, 03/01/36	1,100,000	1,297,395
California State University Systemwide Revenue, Series 2009 A, 5.250%, 11/01/38	500,000	541,230
California State University Systemwide Revenue, Taxable Build America, Series 2010 B, 6.434%, 11/01/30	700,000	809,760
Calleguas-Las Virgenes, CA Public Financing Authority Water Revenue, Calleguas Municipal Water District, Taxable Build America, Series 2010 B, 5.944%, 07/01/40	1,000,000	1,161,140
Chicago, IL Transit Authority Sales Tax Receipts Revenue, Series 2016, 5.250%, 12/01/36	2,200,000	2,463,296
Chicago, IL Transit Authority, Sales & Transfer Tax Receipts Revenue, Pension Funding, Series 2008 A, 6.300%, 12/01/21	100,000	111,450
Chicago, IL Transit Authority, Sales & Transfer Tax Receipts Revenue, Pension Funding, Series 2008 A, 6.899%, 12/01/40	1,600,000	1,973,312
Chicago, IL Transit Authority, Sales & Transfer Tax Receipts Revenue, Retiree Health Care, Series 2008 B, 6.300%, 12/01/21	200,000	222,900
Chicago, IL Transit Authority, Sales & Transfer Tax Receipts Revenue, Retiree Health Care, Series 2008 B, 6.899%, 12/01/40	1,700,000	2,096,644
Chicago, IL Transit Authority, Sales & Transfer Tax Receipts Revenue, Taxable Build America, Series 2010 B, 6.200%, 12/01/40	1,000,000	1,153,900
Clark County, NV Airport Revenue, Taxable Direct Payment Build America, Series C, 6.820%, 07/01/45	800,000	1,024,464
Illinois Municipal Electric Agency Power Supply System Revenue, Series C, 6.832%, 02/01/35	800,000	950,424
Illinois State General Obligation, 4.071%, 01/01/14	1,200,000	1,244,748
Los Angeles County Public Works Financing Authority Revenue, Multiple Capital Projects I, Series 2010 B Taxable Build America, 7.488%, 08/01/33	200,000	250,508

9

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Municipal Bonds - 4.3% (continued)
Los Angeles County Public Works Financing Authority Revenue, Multiple Capital Projects I, Series 2010 B, Taxable Build America, 7.618%, 08/01/40	$300,000	$391,812
Los Angeles, CA Unified School District General Obligation, Series A-1, 4.500%, 07/01/22 (AGM Insured)[7]	3,600,000	3,969,900
Los Angeles, CA Unified School District General Obligation, Taxable Build America, Series 2010 RY, 6.758%, 07/01/34	4,000,000	5,232,680
Los Angeles, CA Wastewater System Revenue, Series 2010 A, 5.713%, 06/01/39	1,000,000	1,188,370
New Jersey State Turnpike Authority Revenue, Series 2010 A, 7.102%, 01/01/41	800,000	1,137,968
New York City Municipal Finance Authority Revenue, Water and Sewer System General Resolution, Taxable Bond America, Series 2010 GG, 5.724%, 06/15/42	5,000,000	6,444,300
New York City Municipal Finance Authority Revenue, Water and Sewer System Second General Resolution, Taxable Bond America, Series 2011 CC, 5.882%, 06/15/44	1,100,000	1,457,203
New York City Municipal Finance Authority Revenue, Water and Sewer System Second General Resolution, Taxable Bond America, Series 2011 CC, 6.282%, 06/15/42	1,100,000	1,271,545
New York Liberty Development Corp. Liberty Revenue, 4 World Trade Center Project, 5.750%, 11/15/51	1,100,000	1,250,700
North Carolina Turnpike Authority State Annual Appropriation Revenue, Triangle Expressway System, Taxable Build America, Series 2009 B, 6.700%, 01/01/39	900,000	1,027,341
Public Power Generation Agency Revenue, Whelan Energy Center Unit 2, Taxable Build America, Series 2009 A, 7.242%, 01/01/41	1,200,000	1,393,224
San Francisco Bay Area Toll Authority Subordinate Toll Bridge Revenue, Series 2010 S-1, 7.043%, 04/01/50	900,000	1,255,491
Texas State Transportation Commission Mobility Fund, Series 2005 A, 4.750%, 04/01/35	700,000	750,211
Truckee Meadows Water Authority Revenue, Series 2005 A, 5.000%, 07/01/36 (NATL-RE)[7]	200,000	206,956
University of California General Revenue, Taxable Build America, Series 2009 R, 6.270%, 05/15/31	2,500,000	2,786,775
University of California Medical Center Regents Revenue, Series 2010 H, 6.548%, 05/15/48	300,000	377,268
University of California Medical Center Regents Revenue, Series 2010 H, 6.398%, 05/15/31	200,000	239,660
Total Municipal Bonds (cost $45,617,826)		55,096,253

	Shares
Municipal Closed-End Bond Funds - 0.5%
Dreyfus Municipal Income, Inc.	37,500	389,250
DWS Municipal Income Trust	55,000	781,550
Invesco Van Kampen Advantage Municipal Income Trust II3	61,796	821,887
Invesco Van Kampen Trust for Investment Grade Municipals	55,000	849,200
MFS Municipal Income Trust	53,800	401,348
Nuveen Performance Plus Municipal Fund	55,000	872,850
Nuveen Premium Income Municipal Fund II	55,000	842,600
Nuveen Premium Income Municipal Fund IV	55,000	766,150
Nuveen Quality Income Municipal Fund[3]	55,000	843,700
Total Municipal Closed-End Bond Funds (cost $6,147,228)		6,568,535

Preferred Stocks - 0.3%
DG Funding Trust, 0.999%, 03/31/12 (Financials)[1,2] (cost $6,037,773)	573	4,298,908

	Principal Amount
U.S. Government and Agency Obligations - 71.4%
Federal Home Loan Mortgage Corporation - 7.7%
FHLMC, 0.440%, 07/15/19 to 08/15/19 (02/15/12)[1]	$3,060,005	3,053,394

10

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Federal Home Loan Mortgage Corporation - 7.7% (continued)
FHLMC, 0.590%, 05/15/36 (02/15/12)[1]	$1,035,879	$1,034,021
FHLMC, 0.790%, 09/15/30 (02/15/12)[1]	35,614	35,617
FHLMC, 1.000%, 03/08/17	5,500,000	5,484,424
FHLMC, 2.000%, 08/25/16	1,200,000	1,256,834
FHLMC, 2.375%, 01/13/22	900,000	912,029
FHLMC, 2.500%, 05/27/16	1,200,000	1,286,940
FHLMC, 2.615%, 07/01/30 (04/15/12)[1]	2,355	2,414
FHLMC, 2.698%, 11/01/34 (04/15/12)[1]	1,542,118	1,643,346
FHLMC, 4.875%, 06/13/18[3]	1,000,000	1,211,623
FHLMC, 5.079%, 08/01/35 (04/15/12)[1]	116,104	124,551
FHLMC, 5.500%, 08/23/17 to 07/01/38	2,546,272	2,794,683
FHLMC, 6.500%, 08/15/31	4,767,663	5,448,058
FHLMC, 7.000%, 11/15/20	16,114	17,489
FHLMC, 7.500%, 08/15/30	242,221	277,956
FHLMC Gold Pool, 4.000%, TBA	20,000,000	21,040,625
FHLMC Gold Pool, 4.500%, 06/01/40 to 07/01/40	6,739,393	7,182,763
FHLMC Gold Pool, 4.500%, TBA	1,000,000	1,064,063
FHLMC Gold Pool, 5.500%, 04/01/37 to 05/01/40	17,133,595	18,611,029
FHLMC Gold Pool, 5.500%, TBA	5,000,000	5,421,877
FHLMC Gold Pool, 6.000%, 02/01/16 to 02/01/38	18,530,462	20,369,497
FHLMC Gold Pool, 6.500%, 01/01/26	16,077	18,045
FHLMC Structured Pass Through Securities, 1.408%, 02/25/45 (03/25/12)[1]	141,185	136,161
Total Federal Home Loan Mortgage Corporation		98,427,439
Federal National Mortgage Association - 45.3%
FNMA, 0.336%, 12/25/36 (02/25/12)[1]	392,216	389,150
FNMA, 0.586%, 04/25/37 (02/25/12)[1]	859,239	856,874
FNMA, 0.726%, 09/25/35 (02/25/12)[1]	1,620,458	1,620,891
FNMA, 1.250%, 01/30/17	2,800,000	2,837,500
FNMA, 1.408%, 07/01/44 (03/25/12)[1]	183,161	184,461
FNMA, 2.318%, 09/01/35 (03/25/12)[1]	1,202,855	1,271,836
FNMA, 2.382%, 05/25/35 (03/25/12)[1]	181,296	190,717
FNMA, 2.590%, 06/01/35 (03/25/12)[1]	2,494,920	2,646,387
FNMA, 3.000%, TBA	20,000,000	20,805,623
FNMA, 3.330%, 11/01/21	99,732	107,241
FNMA, 3.500%, 09/01/25 to 04/01/41	30,935,024	32,202,157
FNMA, 3.500%, TBA	4,000,000	4,208,125
FNMA, 3.628%, 05/01/36 (03/25/12)[1]	1,087,477	1,104,788
FNMA, 3.978%, 05/01/36 (03/25/12)[1]	573,693	610,426
FNMA, 4.000%, 04/01/24 to 02/01/42	107,989,794	114,337,352
FNMA, 4.000%, TBA	46,000,000	48,537,029
FNMA, 4.500%, 01/01/23 to 07/01/41	97,229,186	104,069,992
FNMA, 4.500%, TBA	60,000,000	64,134,378
FNMA, 5.000%, 02/13/17 to 03/01/35	4,779,625	5,240,323

11

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Federal National Mortgage Association - 45.3% (continued)
FNMA, 5.000%, TBA	$75,000,000	$81,000,023
FNMA, 5.033%, 05/01/35 (03/25/12)[1]	167,478	179,256
FNMA, 5.500%, 12/01/16 to 09/01/38	6,354,925	6,938,733
FNMA, 5.500%, TBA	50,000,000	54,388,294
FNMA, 6.000%, 05/01/17 to 01/01/39	22,392,330	24,650,904
FNMA, 6.000%, TBA	6,900,000	7,584,881
FNMA, 6.500%, 11/01/35	214,172	242,840
FNMA, 7.200%, 05/25/23	487,430	544,719
FNMA Whole Loan, 6.283%, 12/25/42[4]	262,078	301,742
Total Federal National Mortgage Association		581,186,642
Government National Mortgage Association - 0.4%
GNMA, 1.625%, 08/20/25 (03/20/12)[1]	137,892	142,203
GNMA, 2.125%, 11/20/26 to 11/20/29 (03/20/12)[1]	151,439	156,150
GNMA, 2.375%, 04/20/21 to 03/20/24 (03/20/12)[1]	35,032	36,230
GNMA, 3.500%, 11/15/40 to 11/20/40	927,191	976,548
GNMA, 6.500%, 06/20/28	617,556	677,165
GNMA, 6.750%, 10/16/40[4]	3,078,539	3,584,198
Total Government National Mortgage Association		5,572,494
U.S. Government Obligations - 18.0%
U.S. Treasury Bonds, 2.125%, 08/15/21	10,800,000	11,150,158
U.S. Treasury Bonds, 3.375%, 11/15/19	500,000	573,828
U.S. Treasury Inflation Indexed Bonds, 0.625%, 07/15/21	7,829,484	8,618,102
U.S. Treasury Inflation Indexed Bonds, 1.125%, 01/15/21	11,376,310	13,015,215
U.S. Treasury Inflation Indexed Bonds, 2.125%, 02/15/40[8,9]	21,457,635	29,926,706
U.S. Treasury Inflation Indexed Bonds, 2.375%, 01/15/25[9]	4,440,777	5,802,155
U.S. Treasury Inflation Indexed Bonds, 3.625%, 04/15/28	3,636,698	5,556,194
U.S. Treasury Inflation Protected Securities, 1.750%, 01/15/28	647,940	803,041
U.S. Treasury Inflation Protected Securities, 2.000%, 01/15/26[9]	8,662,936	10,947,785
U.S. Treasury Inflation Protected Securities, 2.375%, 01/15/27	5,609,113	7,453,984
U.S. Treasury Inflation Protected Securities, 2.500%, 01/15/29[9]	3,582,682	4,919,750
U.S. Treasury Inflation Protected Securities, 3.875%, 04/15/29	2,201,904	3,526,314
U.S. Treasury Notes, 0.750%, 01/31/17	1,100,000	1,109,023
U.S. Treasury Notes, 0.875%, 12/31/16	11,200,000	11,300,632
U.S. Treasury Notes, 1.375%, 11/30/18 to 12/31/18[8,9]	50,300,000	50,857,168
U.S. Treasury Notes, 1.500%, 08/31/18[8,9]	63,600,000	65,065,789
Total U.S. Government Obligations		230,625,844
Total U.S. Government and Agency Obligations (cost $895,439,961)		915,812,419
	Notional Amount
Purchased Swaptions - 0.0%#
1-Year Interest Rate Swap (Call), Counterparty RBS, Receive Floating 3-Month USD-LIBOR, Exercise Rate 1.250%, Expiration 04/30/12 (cost $68,270)	17,300,000	132,060

12

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount		Value

Short-Term Investments - 14.5%
Certificates of Deposit - 0.1%
Itau Unibanco SA, 0.000%, 02/09/2012[10]		$1,100,000	$1,099,634
Japan Treasury Bills - 13.2%
Japan Treasury Bills, Series 234, 0.072%, 02/13/12[10]	JPY	1,060,000,000	13,906,749
Japan Treasury Bills, Series 236, 0.081%, 02/20/12[10]	JPY	6,930,000,000	90,916,927
Japan Treasury Bills, Series 254, 0.099%, 04/27/12[10]	JPY	4,940,000,000	64,796,895
Total Japan Treasury Bills			169,620,571
Repurchase Agreements - 0.1%
Morgan Stanley & Co., LLC, dated 1/31/12, due 2/01/12, 0.16%, total to be received $900,004, (collateralized by $918,057 U.S. Treasury Notes, 1.875%, 2/28/14)		900,000	900,000
	Shares
Other Investment Companies - 1.1%[11]
BNY Mellon Overnight Government Fund, 0.040%[12]		9,654,900	9,654,900
Dreyfus Cash Management Fund, Institutional Class Shares, 0.110%[9]		4,150,246	4,150,246
Total Other Investment Companies			13,805,146
Total Short-Term Investments (cost $181,902,407)			185,425,351
Total Investments - 131.8% (cost $1,656,238,139)			1,691,660,025
Other Assets, less Liabilities - (31.8)%			(408,510,254)
Net Assets - 100.0%			$1,283,149,771

13

Managers PIMCO Bond Fund

Notes to Schedule of Portfolio Investments

The following footnotes and abbreviations should be read in conjunction with the Schedule of Portfolio Investments previously presented in this report.

Note: Based on the approximate cost of investments of $1,657,892,632 for Federal income tax purposes at January 31, 2012, the aggregate gross unrealized appreciation and depreciation were approximately $61,851,009 and $28,083,616, respectively, resulting in net unrealized appreciation of investments of $33,767,393.

*	Non-income-producing security.
#	Rounds to less than 0.1%.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At January 31, 2012, the value of these securities amounted to $115,770,486, or 9.0% of net assets.
1	Floating Rate Security. The rate listed is as of January 31, 2012. Date in parentheses represents the security’s next coupon rate reset.
2	Illiquid Security. A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a current sale. The Fund may not invest more than 15% of its net assets in illiquid securities.
3	Some or all of these securities, amounting to a market value of $9,253,812, or 0.7% of net assets, were out on loan to various brokers.
4	Variable Rate Security. The rate listed is as of January 31, 2012, and is periodically reset subject to terms and conditions set forth in the debenture.
5	Perpetuity Bond. The date shown is the final call date.
6	Security is in default. Issuer has failed to make a timely payment of either principal or interest or has failed to comply with some provision of the bond indenture.
7	Securities in the portfolio backed by insurance of financial institutions and financial guaranty assurance agencies amounted to $4,176,856, or 0.3% of net assets.
8	Some or all of this security is held as collateral for futures contracts, amounting to a market value of $2,153,031, or 0.2% of net assets.
9	Collateral segregated with brokers for swap contracts, amounting to a market value of $1,731,903, or 0.1% of net assets.
10	Represents yield to maturity at January 31, 2012.
11	Yield shown represents the January 31, 2012, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
12	Collateral received from brokers for securities lending was invested in this short-term investment.

Investments Definitions and Abbreviations:

AGM:	Assured Guaranty Municipal Corp.
EMTN:	European Medium Term Note
FHLMC:	Federal Home Loan Mortgage Corp.
FNMA:	Federal National Mortgage Corp.
GMTN:	Global Medium Term Note
GNMA:	Government National Mortgage Association
LIBOR:	London Interbank Offered Rate
MTN:	Medium Term Note
NATL-RE:	National Public Finance Guarantee Corp.
RBS:	Royal Bank of Scotland
TBA:	To Be Announced

Currency Abbreviations have been used throughout the portfolio to indicate amounts shown in currencies other than the U.S. dollar (USD):

BRL:	Brazilian Real
CAD:	Canadian Dollar
EUR:	Euro
GBP:	British Pound
JPY:	Japanese Yen
MXN:	Mexican Peso

Fair Value Measurements

Generally Accepted Accounting Principles (U.S. GAAP) define fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

14

Managers PIMCO Bond Fund

Notes to Schedule of Portfolio Investments (continued)

The three-tier hierarchy of inputs is summarized below:

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 - inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following tables summarize the inputs used to value the Fund’s net assets by the above fair value hierarchy levels as of January 31, 2012:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers PIMCO Bond Fund
Investments in Securities
Asset-Backed Securities	—	$27,405,868	—	$27,405,868
Bank Loan Obligations	—	1,121,500	—	1,121,500
Corporate Bonds and Notes†	—	381,435,126	—	381,435,126
Foreign Government and Agency Obligations	—	48,749,734	—	48,749,734
Mortgage-Backed Securities	—	65,614,271	—	65,614,271
Municipal Bonds	—	55,096,253	—	55,096,253
Municipal Closed-End Bond Funds	$6,568,535	—	—	6,568,535
Preferred Stocks	—	4,298,908	—	4,298,908
U.S. Government and Agency Obligations†	—	915,812,419	—	915,812,419
Purchased Swaptions	—	132,060	—	132,060
Short-Term Investments
Certificates of Deposit	—	1,099,634	—	1,099,634
Japan Treasury Bills	—	169,620,571	—	169,620,571
Repurchase Agreements	—	900,000	—	900,000
Other Investment Companies	13,805,146	—	—	13,805,146

Total Investments in Securities	$20,373,681	$1,671,286,344	—	$1,691,660,025

TBA Sale Commitments	—	$(23,932,186)	—	$(23,932,186)

Financial Derivative Instruments-Assets††
Credit Contracts	—	$1,295,402	—	$1,295,402
Foreign Exchange Contracts	—	1,177,835	—	1,177,835
Interest Rate Contracts	$4,581,451	10,215,129	—	14,796,580

	4,581,451	12,688,366	—	17,269,817

15

Managers PIMCO Bond Fund

Notes to Schedule of Portfolio Investments (continued)

	Quoted Prices in Active Markets
	for Identical Investments	Significant Other Observable Inputs	Significant Unobservable Inputs
	Level 1	Level 2	Level 3	Total
Financial Derivative Instruments-Liabilities††
Credit Contracts	—	$(1,327,250)	—	$(1,327,250)
Foreign Exchange Contracts	—	(5,652,513)	—	(5,652,513)
Interest Rate Contracts	—	(446,021)	—	(446,021)

	—	(7,425,784)	—	(7,425,784)

Total Financial Derivative Instruments	$4,581,451	$5,262,582	—	$9,844,033

†	All corporate bonds and notes and U.S. government and agency obligations held in the Fund are level 2 securities. For a detailed breakout of the corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Schedule of Portfolio Investments.
††	Derivative instruments, such as futures, options, forwards and swap contracts, are not reflected in the Schedule of Portfolio Investments. Futures, forwards and swap contracts are valued at the unrealized appreciation/depreciation of the instrument and options are shown at value.

As of January 31, 2012, the Fund had no significant transfers between Level 1 and Level 2 from the beginning of the reporting period.

At January 31, 2012, the Fund had the following TBA sale commitments:

Principal Amount	Security	Current Liability
$22,000,000	FNMA, 3.500%, 02/13/42	$22,862,811
1,000,000	FNMA, 4.500%, 02/16/27	1,069,375

Total		$23,932,186

Futures Contracts

A Fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or a Fund may not be able to close out the contract when it desires to do so, resulting in losses. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. All futures contracts are exchange traded.

At January 31, 2012, the Fund had the following futures contracts:

Type	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
90-Day Eurodollar	1,622	Long	03/19/13 to 09/16/14	$2,633,135
U.S. Treasury 5-Year Note	1,162	Long	03/31/12	1,263,654
U.S. Treasury 10-Year Note	398	Long	03/22/12	574,773

Total				$4,471,562

16

Managers PIMCO Bond Fund

Notes to Schedule of Portfolio Investments (continued)

Interest Rate Caps and Floors, Swap Contracts and Options

The Fund may enter into over-the-counter transactions involving interest rate caps and floors, swap contracts, or purchased and written (sell) options to enter into such contracts, in order to manage interest rate risk.

In interest rate cap and floor agreements, one party agrees to make payments only when interest rates exceed a specified rate or “cap” or fall below a specified rate or “floor,” usually in return for payment of a fee by the other party. Interest rate caps and floors entitle the purchaser, to the extent that a specified index exceeds or falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate caps or floors.

Swap contracts represent an agreement between counterparties to exchange cash flows based on the difference between two rates applied to a notional principal amount for a specified period. The most common type of interest rate swap involves the exchange of fixed-rate cash flows for variable-rate cash flows. Swaps do not involve the exchange of principal between the parties. Purchased options on swap contracts (“swaptions”) give the holder the right, but not the obligation, to enter into a swap contract with the counterparty which has written the option on a date, at an interest rate, and with a notional amount as specified in the swaption agreement. If the counterparty to the swap transaction defaults, the Fund will be limited to contractual remedies pursuant to the agreements governing the transaction. There is no assurance that swap or swaption contract counterparties will be able to meet their obligations under the contracts or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund may thus assume the risk that payments owed the Fund under a swap or swaption contract will be delayed, or not received at all. During the term of the swap agreement or swaption, unrealized gains or losses are recorded as a result of “marking to market.” When the swap agreement or swaption is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Accrued interest and interest paid are recognized as unrealized and realized gain (loss), respectively. In each of the contracts, the Fund pays a premium, to the counterparty, in return for the swaption. These swaptions may be exercised by entering into a swap contract with the counterparty only on the date specified in each contract. The Fund also sold credit protection through credit default swaps. Under the terms of the swaps, the seller of the credit protection receives a periodic payment amount (premium) from the buyer that is a fixed percentage amount applied to a notional principal amount. In return, the seller agrees to pay the buyer the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount if the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap.

A written option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option) or sell to (put option) the writer a designated instrument at a specified price within a specified period of time. Options written (sold) are recorded as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is recognized as realized gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

At January 31, 2012, the Fund had the following swap contracts:

Pay/Receive							Net Premiums	Unrealized
Floating Rate	Floating Rate Index	Fixed Rate	Counterparty	Maturity	Currency	Notional Amount	Paid/(Received)	Gain/(Loss)
	Interest Rate Swaps
Pay	1-Year BRL-CDI	10.38%	UBS	01/02/14	BRL	9,100,000	$37,884	$(7,359)
Pay	1-Year BRL-CDI	11.67%	MSC	01/02/14	BRL	900,000	631	12,720
Pay	1-Year BRL-CDI	11.95%	RBS	01/02/13	BRL	5,800,000	2,207	84,830
Pay	1-Year BRL-CDI	12.07%	JPM	01/02/13	BRL	13,700,000	10,087	228,657
Pay	1-Year BRL-CDI	12.07%	UBS	01/02/13	BRL	4,900,000	3,453	104,691
Pay	1-Year BRL-CDI	12.17%	JPM	01/02/13	BRL	38,200,000	46,060	853,998
Pay	1-Year BRL-CDI	12.25%	UBS	01/02/14	BRL	7,000,000	8,957	204,743
Pay	1-Year BRL-CDI	12.46%	BRC	01/02/13	BRL	2,400,000	803	34,892

17

Managers PIMCO Bond Fund

Notes to Schedule of Portfolio Investments (continued)

Pay/Receive							Net Premiums	Unrealized
Floating Rate	Floating Rate Index	Fixed Rate	Counterparty	Maturity	Currency	Notional Amount	Paid/(Received)	Gain/(Loss)
Pay	1-Year BRL-CDI	12.48%	CITI	01/02/13	BRL	12,000,000	$23,368	$252,382
Pay	1-Year BRL-CDI	12.48%	CS	01/02/13	BRL	52,200,000	14,668	1,184,843
Pay	1-Year BRL-CDI	12.50%	MSC	01/02/13	BRL	5,000,000	2,599	73,555
Pay	1-Year BRL-CDI	12.55%	RBS	01/02/13	BRL	3,700,000	5,409	85,861
Pay	1-Year-OIS-USD-FEDERAL FUNDS RATE	2.75%	BRC	06/20/42	USD	6,700,000	59,986	(172,338)
Pay	1-Year-OIS-USD-FEDERAL FUNDS RATE	2.75%	MSC	06/20/42	USD	10,100,000	96,958	(266,324)
Pay	28-Day MXN TIIE	5.60%	BRC	09/06/16	MXN	61,600,000	27,256	32,619
Pay	28-Day MXN TIIE	6.35%	MSC	06/02/21	MXN	4,000,000	893	4,507
Pay	6-Month AUD-BBR-BBSW	5.00%	CITI	06/15/17	AUD	700,000	4,878	20,956
Pay	6-Month AUD-BBR-BBSW	5.00%	DUB	06/15/17	AUD	400,000	2,914	11,848
Pay	6-Month AUD-BBR-BBSW	5.00%	RBS	12/15/17	AUD	700,000	5,160	20,674
Pay	6-Month EUR-EURIBOR-Reuters	2.75%	MSC	03/21/22	EUR	1,200,000	12,388	55,074
Pay	6-Month EUR-EURIBOR-Reuters	3.00%	BRC	09/21/21	EUR	3,200,000	28,272	286,562
Pay	6-Month EUR-EURIBOR-Reuters	3.00%	CITI	03/21/22	EUR	3,800,000	145,623	183,166
Pay	6-Month EUR-EURIBOR-Reuters	3.50%	GS	09/21/21	EUR	6,900,000	747,892	338,927
Pay	6-Month EUR-EURIBOR-Reuters	3.65%	CITI	09/21/21	EUR	800,000	97,493	43,202
Receive	1-Year BRL-CDI	10.46%	MSC	01/02/13	BRL	700,000	(126)	1,698
Receive	1-Year BRL-CDI	10.58%	MSC	01/02/14	BRL	24,000,000	(44,822)	150,982
Receive	1-Year BRL-CDI	10.77%	UBS	01/02/14	BRL	4,300,000	(4,467)	31,869
Receive	1-Year BRL-CDI	12.20%	JPM	01/02/14	BRL	8,100,000	(502)	239,161
Receive	1-Year BRL-CDI	12.54%	MSC	01/02/14	BRL	4,000,000	(2,209)	95,626
Receive	1-Year-OIS-USD-FEDERAL FUNDS RATE	0.50%	MSC	09/19/13	USD	17,600,000	(17,067)	83,819
Receive	1-Year-OIS-USD-FEDERAL FUNDS RATE	1.00%	GS	09/19/14	USD	3,600,000	(12,947)	34,687
Receive	6-Month AUD-BBR-BBSW	4.25%	BRC	06/15/17	AUD	400,000	(383)	1,077
Receive	6-Month AUD-BBR-BBSW	4.25%	CITI	06/15/17	AUD	500,000	(2,403)	3,271
Receive	6-Month AUD-BBR-BBSW	4.25%	DUB	06/15/17	AUD	800,000	(1,670)	3,059
Receive	6-Month EUR-EURIBOR-Reuters	2.50%	BRC	09/21/18	EUR	1,100,000	(17,297)	82,358
Receive	6-Month EUR-EURIBOR-Reuters	2.50%	GS	03/21/22	EUR	5,800,000	(185,461)	335,753
Receive	6-Month EUR-EURIBOR-Reuters	2.50%	MSC	03/21/22	EUR	13,400,000	(436,486)	783,714

Totals							$659,999	$5,519,760

18

Managers PIMCO Bond Fund

Notes to Schedule of Portfolio Investments (continued)

Pay/Receive							Net Premiums	Unrealized
Floating Rate	Reference Entity	Fixed Rate	Counterparty	Maturity	Currency	Notional Amount	Paid/(Received)	Gain/(Loss)
	Credit Default Swaps-Buy Protection
Pay	CDX.EM.17 Index	5.00%	BNP	12/20/16	USD	$6,370,000	$200,677	$(71,508)
Pay	CDX.EM.17 Index	5.00%	CS	12/20/16	USD	2,940,000	87,226	(27,609)
Pay	CDX.EM.17 Index	5.00%	MSC	12/20/16	USD	3,920,000	131,844	(52,355)

Totals							$419,747	$(151,472)

Pay/Receive								Net Premiums	Unrealized
Floating Rate	Reference Entity	Fixed Rate	Counterparty	Maturity	Rating††	Currency	Notional Amount	Paid/(Received)	Gain/(Loss)
	Credit Default Swaps-Sell Protection†
Pay	Brazil Federative Republic Bond	1.00%	BRC	12/20/12	BBB	USD	$6,700,000	$8,316	$18,486
Pay	CDX.EM.12 Index	5.00%	DUB	12/20/14	N/A	USD	1,000,000	57,190	18,411
Pay	CDX.EM.13 Index	5.00%	BRC	06/20/15	N/A	USD	2,700,000	144,175	94,474
Pay	CDX.EM.13 Index	5.00%	CS	06/20/15	N/A	USD	1,000,000	77,361	11,166
Pay	CDX.EM.13 Index	5.00%	DUB	06/20/15	N/A	USD	5,800,000	484,404	29,053
Pay	CDX.EM.13 Index	5.00%	JPM	06/20/15	N/A	USD	4,600,000	368,705	38,519
Pay	CDX.EM.14 Index	5.00%	BRC	12/20/15	N/A	USD	800,000	47,267	29,807
Pay	CDX.EM.14 Index	5.00%	UBS	12/20/15	N/A	USD	300,000	30,977	(2,074)
Pay	China Government	0.01%	MSC	09/20/16	AA-	USD	100,000	484	(1,626)
Pay	China Government	1.00%	CITI	06/20/16	AA-	USD	1,900,000	17,786	(33,683)
Pay	China Government	1.00%	DUB	06/20/16	AA-	USD	500,000	4,166	(8,350)
Pay	China Government	1.00%	DUB	09/20/16	AA-	USD	400,000	1,954	(6,520)
Pay	China Government	1.00%	GS	09/20/16	AA-	USD	100,000	484	(1,625)
Pay	China Government	1.00%	JPM	09/20/16	AA-	USD	500,000	2,366	(8,073)
Pay	China Government	1.00%	JPM	09/20/16	AA-	USD	300,000	1,311	(4,735)
Pay	China Government	1.00%	JRC	06/20/16	AA-	USD	800,000	7,505	(14,199)
Pay	China Government	1.00%	RBS	06/20/15	AA-	USD	1,900,000	21,017	(19,139)
Pay	China Government	1.00%	RBS	06/20/16	AA-	USD	700,000	6,420	(12,277)
Pay	Japan Government	1.00%	JPM	03/20/16	AA-	USD	1,000,000	7,011	(13,521)
Pay	Republic of Korea	1.00%	DUB	06/20/16	A	USD	400,000	165	(5,796)
Pay	Republic of Korea	1.00%	DUB	06/20/16	A	USD	300,000	185	(4,409)
Pay	United Kingdom Gilt	1.00%	CITI	12/20/16	AAA	USD	6,500,000	24,118	54,085
Pay	United Kingdom Gilt	1.00%	DUB	03/20/16	AAA	USD	400,000	6,236	263

19

Managers PIMCO Bond Fund

Notes to Schedule of Portfolio Investments (continued)

Pay/Receive								Net Premiums	Unrealized
Floating Rate	Reference Entity	Fixed Rate	Counterparty	Maturity	Rating††	Currency	Notional Amount	Paid/(Received)	Gain/(Loss)
Pay	United Kingdom Gilt	1.00%	GS	12/20/16	AAA	USD	$4,300,000	$11,956	$39,778
Pay	United Kingdom Gilt	1.00%	JPM	03/20/15	AAA	USD	300,000	872	4,960
Pay	United Kingdom Gilt	1.00%	JPM	03/20/15	AAA	USD	400,000	1,046	6,730
Pay	United Kingdom Gilt	1.00%	JPM	06/20/15	AAA	USD	3,900,000	29,446	43,224
Pay	United Kingdom Gilt	1.00%	JPM	12/20/15	AAA	USD	1,000,000	17,411	(359)
Pay	United Kingdom Gilt	1.00%	MSC	06/20/16	AAA	USD	1,800,000	27,185	(476)
Pay	United Kingdom Gilt	1.00%	UBS	06/20/16	AAA	USD	900,000	13,593	(239)
Receive	Ally Financial, Inc.	5.00%	DUB	12/20/16	B+	USD	3,300,000	(83,613)	126,183
Receive	Arcelormittal	1.00%	CS	06/20/16	BBB	USD	500,000	(21,471)	(49,112)
Receive	Brazil Federative Republic Bond	1.00%	CITI	06/20/16	BBB	USD	7,300,000	(18,801)	(76,422)
Receive	Brazil Federative Republic Bond	1.00%	CS	06/20/15	BBB	USD	2,200,000	(36,909)	27,092
Receive	Brazil Federative Republic Bond	1.00%	DUB	06/20/16	BBB	USD	1,400,000	(4,059)	(14,203)
Receive	Brazil Federative Republic Bond	1.00%	JPM	09/20/15	BBB	USD	1,400,000	(11,314)	2,397
Receive	Brazil Federative Republic Bond	1.00%	JPM	09/20/16	BBB	USD	500,000	(2,747)	(5,233)
Receive	Brazil Federative Republic Bond	1.00%	UBS	09/20/15	BBB	USD	1,000,000	(6,850)	481
Receive	Brazil Federative Republic Bond	1.52%	MSC	01/20/17	BBB	USD	3,000,000	—	12,484
Receive	Brazil Federative Republic Bond	1.95%	MSC	08/20/16	BBB	USD	3,500,000	—	120,346
Receive	China Government	1.00%	MSC	06/20/16	AA-	USD	10,300,000	(293,765)	207,584
Receive	French Republic Government	0.25%	BRC	09/20/16	AA+	USD	200,000	(11,131)	(1,907)
Receive	French Republic Government	0.25%	GS	06/20/16	AA+	USD	3,000,000	(66,653)	(113,348)
Receive	French Republic Government	0.25%	RBS	12/20/15	AA+	USD	1,000,000	(14,904)	(35,327)
Receive	French Republic Government	0.25%	RBS	03/20/16	AA+	USD	1,000,000	(27,046)	(27,685)
Receive	French Republic Government	0.25%	UBS	09/20/16	AA+	USD	1,000,000	(44,961)	(20,231)
Receive	General Electric Capital Corp.	1.00%	DUB	03/20/16	AA+	USD	300,000	(12,734)	4,020
Receive	General Electric Capital Corp.	1.00%	MSC	06/20/16	AA+	USD	700,000	(2,281)	(20,330)
Receive	Italian Republic Government	1.00%	DUB	06/20/16	BBB+	USD	900,000	(19,730)	(85,085)
Receive	Italian Republic Government	1.00%	GS	06/20/16	BBB+	USD	1,000,000	(16,541)	(99,920)
Receive	MetLife, Inc.	1.00%	JPM	03/20/16	A-	USD	6,400,000	(122,936)	(279,455)
Receive	Mexico Government	1.00%	BRC	03/20/15	BBB	USD	700,000	(9,626)	8,898
Receive	Mexico Government	1.00%	CITI	06/20/16	BBB	USD	9,800,000	(2,238)	(111,362)
Receive	Mexico Government	1.00%	DUB	03/20/15	BBB	USD	1,100,000	(15,437)	14,293

20

Managers PIMCO Bond Fund

Notes to Schedule of Portfolio Investments (continued)

Pay/Receive Floating Rate	Reference Entity	Fixed Rate	Counterparty	Maturity	Rating††	Currency	Notional Amount	Net Premiums Paid/(Received)	Unrealized Gain/(Loss)
Receive	Mexico Government	1.00%	DUB	03/20/16	BBB	USD	$2,400,000	$(14,346)	$(6,429)
Receive	Mexico Government	1.00%	GS	06/20/16	BBB	USD	8,400,000	(263,066)	165,694
Receive	Mexico Government	1.00%	MSC	09/20/16	BBB	USD	600,000	(2,507)	(6,212)
Receive	Mexico Government	1.00%	UBS	09/20/15	BBB	USD	1,000,000	(10,241)	5,351
Receive	Republic of Indonesia	1.00%	MSC	09/20/16	BB+	USD	2,700,000	(192,022)	118,169
Receive	Republic of Indonesia	1.00%	MSC	06/20/21	BB+	USD	1,000,000	(150,492)	59,837
Receive	Republic of Indonesia	1.00%	UBS	09/20/16	BB+	USD	300,000	(4,273)	(3,933)
Receive	Republic of Kazakhstan	1.00%	DUB	03/20/16	BBB	USD	1,000,000	(24,357)	(30,455)
Receive	Spain Government	1.00%	GS	06/20/16	A	USD	1,000,000	(50,664)	(52,028)
Receive	U.S. Treasury Notes	0.25%	UBS	09/20/15	AA+	EUR	5,000,000	(51,726)	33,617

Totals								$(188,329)	$119,624

†	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, or (b) pay a net settlement in the form of cash or securities equal to the notional amount of the swap less the recovery of the referenced obligation.
††	The period end reference entity ratings are included in the equivalent S&P “unaudited” rating category. The reference entity rating represents the likelihood of a potential credit event on the reference entity which would result in a related payment by the Fund.

At January 31, 2012, the Fund had the following written put and call options, swaptions and inflation floors:

Pay/Receive Floating Rate	Description	Counterparty	Floating Rate Index	Exercise Rate	Expiration Date	Notional Amount	Premium	Unrealized Gain/(Loss)
	Interest Rate Swaptions
Receive	1-Year Interest Rate Swap (Put)	DUB	3-Month USD-LIBOR	1.75%	07/11/13	$89,900,000	$422,136	$373,545
Receive	1-Year Interest Rate Swap (Put)	RBS	3-Month USD-LIBOR	1.75%	11/19/12	22,800,000	86,070	81,749
Receive	1-Year Interest Rate Swap (Put)	RBS	3-Month USD-LIBOR	2.00%	04/30/12	34,600,000	69,200	69,134
Receive	2-Year Interest Rate Swap (Put)	CITI	3-Month USD-LIBOR	0.92%	11/14/12	4,900,000	22,050	16,031
Receive	2-Year Interest Rate Swap (Put)	MSC	3-Month USD-LIBOR	0.92%	11/14/12	34,300,000	95,121	52,990
Receive	2-Year Interest Rate Swap (Put)	DUB	3-Month USD-LIBOR	1.20%	07/11/13	13,400,000	94,574	62,130
Receive	2-Year Interest Rate Swap (Put)	RBS	3-Month USD-LIBOR	2.25%	09/24/12	74,000,000	577,731	569,746
Receive	3-Year Interest Rate Swap (Put)	DUB	3-Month USD-LIBOR	1.00%	08/13/12	4,900,000	50,348	42,511
Receive	3-Year Interest Rate Swap (Put)	DUB	3-Month USD-LIBOR	2.75%	06/18/12	17,300,000	179,584	179,480
Receive	3-Year Interest Rate Swap (Put)	RBS	3-Month USD-LIBOR	2.75%	06/18/12	14,600,000	143,080	142,992
Receive	3-Year Interest Rate Swap (Put)	DUB	3-Month USD-LIBOR	3.00%	06/18/12	14,000,000	152,411	152,377
Receive	3-Year Interest Rate Swap (Put)	JPM	3-Month USD-LIBOR	3.00%	06/18/12	37,200,000	376,477	376,388
Receive	3-Year Interest Rate Swap (Put)	RBS	3-Month USD-LIBOR	3.00%	06/18/12	45,100,000	415,009	414,901
Receive	5-Year Interest Rate Swap (Put)	CITI	3-Month USD-LIBOR	1.70%	08/13/12	35,200,000	523,193	443,335

21

Managers PIMCO Bond Fund

Notes to Schedule of Portfolio Investments (continued)

Pay/Receive Floating Rate	Description	Counterparty	Floating Rate Index	Exercise Rate	Expiration Date	Notional Amount	Premium	Unrealized Gain/(Loss)
Receive	5-Year Interest Rate Swap (Put)	DUB	3-Month USD-LIBOR	1.70%	08/13/12	$25,400,000	$350,290	$292,665
Receive	5-Year Interest Rate Swap (Put)	GS	3-Month USD-LIBOR	1.70%	08/13/12	2,800,000	35,630	29,278
Receive	5-Year Interest Rate Swap (Put)	RBS	3-Month USD-LIBOR	1.70%	08/13/12	23,000,000	319,120	266,940
Receive	10-Year Interest Rate Swap (Put)	DUB	3-Month USD-LIBOR	10.00%	07/10/12	78,800,000	547,659	547,652
Receive	5-Year Interest Rate Swap (Put)	RBS	3-Month USD-LIBOR	3.25%	07/16/12	3,700,000	92,907	92,854

Totals							$4,552,590	$4,206,698

Description	Counterparty	Strike Index	Expiration Date	Notional Amount	Premium	Unrealized Gain/(Loss)
Inflation Floor Options
Inflation Floor - OTC CPURNSA Index	DUB	$216	03/10/20	$11,400,000	$85,500	$42,650

Description	Exercise Price	Expiration Date	Number of Contracts	Premium	Unrealized Gain/(Loss)
Options on Exchange-Traded Futures
1-Year Euro-Dollar Mid-Curve Futures (Put)	$99.00	03/19/12	137	$110,745	$109,889

Transactions in written put and call options and swaptions for the fiscal year ended January 31, 2012, were as follows:

		Number of Contracts	Notional Amount	Amount of Premiums
Options and swaptions outstanding at October 31, 2011		137	$566,700,000	$4,638,296
Options and swaptions written		—	(77,200,000)	328,030
Options and swaptions exercised/expired/closed		—	97,800,000	(217,491)

Options and swaptions outstanding at January 31, 2012	Totals	137	$587,300,000	$4,748,835

Forward Foreign Currency Contracts

A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. These contracts are traded over-the-counter and not on organized commodities or securities exchanges.

At January 31, 2012, the underlying values for open forward foreign currency contracts were as follows:

Foreign Currency	Position	Settlement Date	Counterparty	Receivable Amount	Payable Amount	Unrealized Gain/(Loss)
Brazilian Real	Long	03/02/12	JPM	$9,049,362	$8,429,385	$619,977
British Pound	Long	03/02/12 to 03/12/12	CITI	1,148,457	1,135,240	13,217
British Pound	Long	03/12/12	GS	6,318,503	6,153,965	164,538
British Pound	Long	02/02/12 to 03/12/12	RBC	1,649,577	1,624,757	24,820

22

Managers PIMCO Bond Fund

Notes to Schedule of Portfolio Investments (continued)

Foreign Currency	Position	Settlement Date	Counterparty	Receivable Amount	Payable Amount	Unrealized Gain/(Loss)
Canadian Dollar	Long	02/09/12	JPM	$888,423	$866,146	$22,277
Chinese Yuan Renminbi	Long	06/01/12	BRC	9,142,524	9,049,110	93,414
Chinese Yuan Renminbi	Long	06/01/12	CITI	499,630	500,000	(370)
Chinese Yuan Renminbi	Long	06/01/12	JPM	1,596,525	1,600,000	(3,475)
Chinese Yuan Renminbi	Long	06/01/12	JPM	6,172,924	6,100,000	72,924
Chinese Yuan Renminbi	Long	06/01/12	MSC	1,816,868	1,800,000	16,868
Indian Rupee	Long	07/12/12	JPM	3,681,018	4,047,032	(366,014)
Indonesian Rupiah	Long	07/02/12	JPM	1,200,843	1,163,709	37,134
Malaysian Ringgit	Long	04/23/12	JPM	2,571,032	2,592,069	(21,037)
Mexican Peso	Long	03/15/12	BRC	353,244	329,152	24,092
Mexican Peso	Long	03/15/12	DUB	5,154	4,910	244
Philippine Peso	Long	03/15/12	CITI	3,321,778	3,279,243	42,535
Philippine Peso	Long	03/15/12	MSC	1,005,862	994,236	11,626
Australian Dollar	Short	02/23/12	CITI	1,204,463	1,268,691	(64,228)
Australian Dollar	Short	02/23/12	RBC	1,321,460	1,376,708	(55,248)
Brazilian Real	Short	03/02/12	BRC	700,000	698,872	1,128
Brazilian Real	Short	03/02/12	BRC	1,700,000	1,723,640	(23,640)
Brazilian Real	Short	03/02/12	MSC	1,100,000	1,096,259	3,741
Brazilian Real	Short	03/02/12	MSC	2,400,000	2,438,305	(38,305)
Brazilian Real	Short	03/02/12	UBS	700,000	697,308	2,692
Brazilian Real	Short	03/02/12	UBS	2,300,000	2,341,667	(41,667)
British Pound	Short	03/12/12	BRC	1,563,647	1,587,895	(24,248)
British Pound	Short	03/12/12	DUB	678,167	688,403	(10,236)
British Pound	Short	03/12/12	JPM	26,751,998	26,872,932	(120,934)
British Pound	Short	03/12/12	MSC	574,660	576,557	(1,897)
British Pound	Short	03/12/12	UBS	923,122	943,601	(20,479)
Canadian Dollar	Short	02/09/12 to 03/22/12	BRC	32,383,262	32,389,844	(6,582)
Canadian Dollar	Short	02/09/12	CITI	3,174,029	3,256,553	(82,524)
Canadian Dollar	Short	02/09/12	DUB	2,162,310	2,237,510	(75,200)
Canadian Dollar	Short	02/09/12	GS	399,787	410,808	(11,021)
Canadian Dollar	Short	02/09/12	JPM	3,574,355	3,661,379	(87,024)

23

Managers PIMCO Bond Fund

Notes to Schedule of Portfolio Investments (continued)

Foreign Currency	Position	Settlement Date	Counterparty	Receivable Amount	Payable Amount	Unrealized Gain/(Loss)
Canadian Dollar	Short	02/09/12	MSC	$989,219	$1,014,058	$(24,839)
Canadian Dollar	Short	02/09/12	RBC	21,374,874	21,743,922	(369,048)
Canadian Dollar	Short	02/09/12	UBS	320,094	331,039	(10,945)
Chinese Yuan Renminbi	Short	06/01/12	BRC	800,000	806,079	(6,079)
Chinese Yuan Renminbi	Short	06/01/12	CS	200,000	202,429	(2,429)
Chinese Yuan Renminbi	Short	06/01/12	JPM	600,000	607,096	(7,096)
Chinese Yuan Renminbi	Short	06/01/12	UBS	200,000	202,429	(2,429)
Euro	Short	04/16/12	CITI	80,570,990	81,493,538	(922,548)
Euro	Short	04/16/12	RBC	1,345,311	1,385,571	(40,260)
Indian Rupee	Short	07/12/12	DUB	700,000	697,512	2,488
Indian Rupee	Short	07/12/12	JPM	2,989,656	2,983,506	6,150
Indonesian Rupiah	Short	07/02/12	GS	1,176,840	1,200,843	(24,003)
Japanese Yen	Short	04/27/12	BRC	11,894,863	12,135,605	(240,742)
Japanese Yen	Short	02/13/12 to 04/27/12	CITI	29,437,523	30,089,776	(652,253)
Japanese Yen	Short	04/27/12	CS	8,365,603	8,540,465	(174,862)
Japanese Yen	Short	02/14/12 to 04/27/12	DUB	15,858,977	16,182,119	(323,142)
Japanese Yen	Short	04/27/12	JPM	7,929,653	8,090,403	(160,750)
Japanese Yen	Short	02/21/12 to 04/27/12	UBS	93,126,306	94,695,974	(1,569,668)
Malaysian Ringgit	Short	04/23/12	CITI	2,540,143	2,571,032	(30,889)
Mexican Peso	Short	03/15/12	UBS	400,000	406,388	(6,388)
Philippine Peso	Short	03/15/12	BRC	2,803,028	2,785,949	17,079
Philippine Peso	Short	03/15/12	CITI	112,568	116,167	(3,599)
Philippine Peso	Short	03/15/12	GS	200,000	199,109	891
Philippine Peso	Short	03/15/12	JPM	1,200,000	1,226,415	(26,415)

Totals				$419,168,632	$423,643,310	$(4,474,678)

24

Managers PIMCO Bond Fund

Notes to Schedule of Portfolio Investments (continued)

Counterparty Abbreviations:

BNP:	BNP Paribas Bank
BRC:	Barclays Bank PLC
CITI:	Citigroup, Inc.
CS:	Credit Suisse
DUB:	Deutsche Bank AG
GS:	Goldman Sachs & Co.
JPM:	JPMorgan Chase & Co.
JRC:	Johnson Rice & Co.
MSC:	Morgan Stanley
RBC:	Royal Bank of Canada
RBS:	Royal Bank of Scotland Group PLC
UBS:	UBS Warburg LLC

Currency Abbreviations:

AUD:	Australian Dollar
BRL:	Brazilian Real
EUR:	Euro
GBP:	British Pound
MXN:	Mexican Peso
USD:	U.S. Dollar

Investment Abbreviations and Definitions:

BBA:	British Bankers Association
BBR:	Bankers Buying Rate
BBSW:	Bank Bill Swap Reference Rate
CDI:	Brazil Interbank Deposit Rate
CDX.EM:	Credit Derivatives Index Emerging Markets
CPURNSA:	Consumer Price All Urban Non-Seasonally Adjusted Index
EURIBOR:	Euro Interbank Offered Rate
FNMA:	Federal National Mortgage Association
LIBOR:	London Interbank Offered Rate
N/A:	No composite rating is available for this index.
OIS:	Overnight Index Swap
OTC:	Over-the-counter
TBD:	To be determined
TIIE:	Interbank Equilibrium Interest rate

25

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST I

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date:	March 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date:	March 29, 2012

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date:	March 29, 2012